     As filed with the Securities and Exchange Commission on June 11, 2003
                                                              File No. 333-94617
                                                                     811-3072-03

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No.                                         [ ]
                                      ------
         Post-Effective Amendment No.   12                                   [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

                  Amendment No.   13                                         [X]
                                ----

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VLI
                           (Exact Name of Registrant)

                         Hartford Life Insurance Company
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

      ___   immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_   on July 1, 2003 pursuant to paragraph (b) of Rule 485
      ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___   on ________ pursuant to paragraph (a)(1) of Rule 485
      ___   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                      PART A

STAG PROTECTOR VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                     [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase
Series II of the Stag Protector Variable Universal Life insurance policy. Please read it carefully. Series II of Stag Protector Variable Universal Life will be available for purchase on or after August 1, 2003.


Stag Protector Variable Universal Life is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:


                          SUB-ACCOUNT                                               PURCHASES SHARES OF:
  AIM V.I. Mid Cap Core Equity Fund Sub-Account                 Series I of the AIM V.I. Mid Cap Core Equity Fund of the
                                                                A I M Variable Insurance Funds
  AIM V.I. Premier Equity Fund Sub-Account                      Series I of the AIM V.I. Premier Equity Fund of the A I M
                                                                Variable Insurance Funds
  American Funds Asset Allocation Fund Sub-Account              Class 2 of the Asset Allocation Fund of American Funds
                                                                Insurance Series
  American Funds Blue Chip Income and Growth Fund Sub-Account   Class 2 of the Blue Chip Income and Growth Fund of American
                                                                Funds Insurance Series
  American Funds Bond Fund Sub-Account                          Class 2 of the Bond Fund of American Funds Insurance Series
  American Funds Global Growth Fund Sub-Account                 Class 2 of the Global Growth Fund of American Funds
                                                                Insurance Series
  American Funds Global Small Capitalization Fund Sub-Account   Class 2 of the Global Small Capitalization Fund of American
                                                                Funds Insurance Series
  American Funds Growth Fund Sub-Account                        Class 2 of the Growth Fund of American Funds Insurance
                                                                Series
  American Funds Growth-Income Fund Sub-Account                 Class 2 of the Growth-Income Fund of American Funds
                                                                Insurance Series
  American Funds International Fund Sub-Account                 Class 2 of the International Fund of American Funds
                                                                Insurance Series
  American Funds New World Fund Sub-Account                     Class 2 of the New World Fund of American Funds Insurance
                                                                Series
  Franklin Small Cap Value Securities Fund Sub-Account          Class 2 of the Franklin Small Cap Value Securities Fund of
                                                                the Franklin Templeton Variable Insurance Products Trust
  Hartford Advisers HLS Fund Sub-Account                        Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond HLS Fund Sub-Account                            Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation HLS Fund Sub-Account            Class IA of Hartford Capital Appreciation HLS Fund, Inc.
  Hartford Dividend and Growth HLS Fund Sub-Account             Class IA of Hartford Dividend and Growth HLS Fund, Inc.
  Hartford Growth and Income HLS Fund Sub-Account               Class IA of Hartford Growth and Income HLS Fund of Hartford
                                                                Series Fund, Inc.
  Hartford Growth Opportunities HLS Fund Sub-Account            Class IA shares of Hartford Growth Opportunities HLS Fund of
                                                                Hartford HLS Series Fund II, Inc.
  Hartford Index HLS Fund Sub-Account                           Class IA of Hartford Index HLS Fund, Inc.

                          SUB-ACCOUNT                                               PURCHASES SHARES OF:
  Hartford International Opportunities HLS Fund Sub-Account     Class IA of Hartford International Opportunities HLS
                                                                Fund, Inc.
  Hartford International Small Company HLS Fund Sub-Account     Class IA shares of Hartford International Small Company HLS
                                                                Fund of Hartford Series Fund, Inc.
  Hartford MidCap HLS Fund Sub-Account                          Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford MidCap Value HLS Fund Sub-Account                    Class IA shares of Hartford MidCap Value HLS Fund of
                                                                Hartford Series Fund, Inc.
  Hartford Money Market HLS Fund Sub-Account                    Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities HLS Fund Sub-Account             Class IA of Hartford Mortgage Securities HLS Fund, Inc.
  Hartford Small Company HLS Fund Sub-Account                   Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock HLS Fund Sub-Account                           Class IA of Hartford Stock HLS Fund, Inc.
  Hartford Value Opportunities HLS Fund Sub-Account             Class IA shares of Hartford Value Opportunities HLS Fund of
                                                                Hartford Series Fund II, Inc.
  MFS New Discovery Series Sub-Account                          Initial Class of the MFS-Registered Trademark- New Discovery
                                                                Series of the MFS-Registered Trademark- Variable Insurance
                                                                Trust-SM-
  MFS Total Return Series Sub-Account                           Initial Class of the MFS-Registered Trademark- Total Return
                                                                Series of the MFS-Registered Trademark-Variable Insurance
                                                                Trust-SM-
  Mutual Shares Securities Fund Sub-Account                     Class 2 of the Mutual Shares Securities Fund of the Franklin
                                                                Templeton Variable Insurance Products Trust
  Putnam VT Capital Opportunities Sub-Account                   Class IB of Putnam VT Capital Opportunities Fund of Putnam
                                                                Variable Trust
  Putnam VT Equity Income Sub-Account                           Class IB of Putnam VT Equity Income Fund of Putnam Variable
                                                                Trust
  Putnam VT Global Equity Fund Sub-Account                      Class IB of Putnam VT Global Equity Fund of Putnam Variable
                                                                Trust
  Putnam VT Growth and Income Fund Sub-Account                  Class IB of Putnam VT Growth and Income Fund of Putnam
                                                                Variable Trust
  Putnam VT High Yield Fund Sub-Account                         Class IB of Putnam VT High Yield Fund of Putnam
                                                                Variable Trust
  Putnam VT Income Fund Sub-Account                             Class IB of Putnam VT Income Fund of Putnam Variable Trust
  Putnam VT International Equity Fund Sub-Account               Class IB of Putnam VT International Equity Fund of Putnam
                                                                Variable Trust
  Putnam VT New Opportunities Fund Sub-Account                  Class IB of Putnam VT New Opportunities Fund of Putnam
                                                                Variable Trust
  Putnam VT Voyager Fund Sub-Account                            Class IB of Putnam VT Voyager Fund of Putnam Variable Trust
  Fidelity VIP Equity-Income Portfolio Sub-Account              Initial Class of Fidelity VIP Equity-Income Portfolio


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JULY 1, 2003

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 9
----------------------------------------------------------------------
  Separate Account VL I                                           9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
  The Fixed Account                                              12
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
YOUR POLICY                                                      14
----------------------------------------------------------------------
PREMIUMS                                                         17
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 19
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              20
----------------------------------------------------------------------
LOANS                                                            20
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          21
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       22
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                26
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        28
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              29
----------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

 -  Level Option: The death benefit equals the current Face Amount.

 - Return of Account Value Option: The death benefit is the current Face Amount plus the Account Value of your policy.

 - Return of Premium Option: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 41 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectus for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the policy should lapse or be surrendered where there are loans outstanding. See "Federal Tax Considerations."

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


        CHARGE                  WHEN CHARGE IS DEDUCTED                       AMOUNT DEDUCTED
Front-end Sales Load    When you pay premium.                     6.0% of each premium payment in all
                                                                  policy years.
Tax Charge on Premium   When you pay premium.                     A percent of premium which varies by
Payments                                                          your state and municipality of
                                                                  residence. The range of tax charge is
                                                                  generally between 0% and 4%.
                                                                  This rate will change if your state or
                                                                  municipality changes its tax charges. It
                                                                  may change if you change your state or
                                                                  municipality of residence.
Surrender Charge (1)    When you surrender your policy during     Minimum Charge
                        the first nine policy years.              $2.09 per $1,000 of the initial Face
                        When you make certain Face Amount         Amount for a 10-year-old female
                        decreases during the first nine policy    non-smoker.
                        years.                                    Maximum Charge
                        When you take certain withdrawals during  $50.60 per $1,000 of the initial Face
                        the first nine policy years.              Amount for an 85-year-old male smoker.
                                                                  Charge for a representative insured
                                                                  $19.80 per $1,000 of the initial Face
                                                                  Amount for a 50-year-old male preferred
                                                                  non-smoker.
Face Amount Increase    Each month for 12 months beginning on     Maximum Charge
Fee (2)                 the effective date of any unscheduled     $0.50 per $1,000 of the increase in Face
                        increase in Face Amount you request.      Amount per month.
Transfer Fees           When you make a transfer after the first  $25 per transfer.
                        transfer in any month.
Withdrawal Charge       When you take a withdrawal.               $10 per withdrawal.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(2) This charge varies based on the attained age of the insured.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

                          WHEN CHARGE IS
        CHARGE               DEDUCTED                                       AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------
Cost of Insurance       Monthly.            Minimum Charge
Charges (1)                                 $0.14 per $1,000 of the net amount at risk for a 22-year-old female preferred non-smoker in the first year.
                                            Maximum Charge
                                            $179.44 per $1,000 of the net amount at risk for an 85-year-old male smoker in the first year.
                                            Charge for a representative insured
                                            $1.17 per $1,000 of the net amount at risk for a 50-year-old male preferred non-smoker in the first year.
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense   Monthly.            Minimum Charge
Risk Charge (which is                       (a) 0.75% per year of the Sub-Account accumulated value in the first year
the sum of both (a)                         (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus
and (b)) (1)                                (b) $0.5498 per 1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.0458 per month) during the first year for all ages.
                                            Maximum Charge
                                            (a) 0.75% per year of the Sub-Account accumulated value in the first year
                                            (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus
                                            (b) $8.30 per 1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.6917 per month) during the first year for all ages.
                                            Charge for representative insureds
                                            (a) 0.75% per year of the Sub-Account accumulated value in the first year
                                            (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus.
                                            (b) $4.14 per 1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.345 per month) during the first year for a 50-year-old male preferred non-smoker.
----------------------------------------------------------------------------------------------------------------------------
Administrative Charge   Monthly.            $10
----------------------------------------------------------------------------------------------------------------------------
Loan Interest Rate (3)  Monthly if you      5.5%
                        have taken a loan
                        on your policy

                          WHEN CHARGE IS
    RIDER CHARGES            DEDUCTED                           AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------
Enhanced No Lapse       Monthly             Minimum Charge
Guarantee Rider (1)                         $0.01 per $1,000 of Face Amount for a 1-year-old.
                                            Maximum Charge
                                            $0.06 per $1,000 of Face Amount for an 80-year-old.
                                            Charge for a representative insured
                                            $0.01 per $1,000 of Face Amount for a 50-year-old.
Waiver of Specified     Monthly.            Minimum Charge
Amount Disability                           $0.04 per $1 of specified amount for a 20-year-old male
Benefit Rider (1)                           in the first year.
                                            Maximum Charge
                                            $0.20 per $1 of specified amount for a 64-year-old
                                            female in the first year.
                                            Charge for a representative insured
                                            $0.09 per $1 of specified amount for a 50-year-old male
                                            in the first year.
---------------------------------------------------------------------------------------------------
Term Insurance Rider    Monthly.            Minimum Charge
(1)                                         $0.14 per $1,000 of the net amount at risk for a
                                            22-year-old female preferred non-smoker in the first
                                            year.
                                            Maximum Charge
                                            $179.44 per $1,000 of the net amount at risk for an
                                            85-year-old male smoker in the first year.
                                            Charge for a representative insured
                                            $1.17 per $1,000 of the net amount at risk for a
                                            50-year-old male preferred non-smoker in the first
                                            year.
---------------------------------------------------------------------------------------------------
Accidental Death        Monthly.            Minimum Charge
Benefit Rider (1)                           $0.083 per $1,000 of the net amount at risk for a
                                            10-year-old in the first year.
                                            Maximum Charge
                                            $0.18 per $1,000 of the net amount at risk for a
                                            60-year-old in the first year.
                                            Charge for a representative insured
                                            $0.128 per $1,000 of the net amount at risk for a
                                            50-year-old in the first year.
---------------------------------------------------------------------------------------------------
Deduction Amount        Monthly.            Minimum Charge
Waiver Rider (1)                            6.9% of the monthly deduction amount for a 20-year-old
                                            male preferred non-smoker in the first year.
                                            Maximum Charge
                                            33.3% of the monthly deduction amount for a 55-year-old
                                            female in the first year.
                                            Charge for a representative insured
                                            12.6% of the monthly deduction amount for a 50-year old
                                            male preferred non-smoker in the first year.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.
(3) During policy years 1-10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 4.5% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Fund Operating Expenses                                  0.44%      1.71%
---------------------------------------------------------------------------------


                           AS OF THE FUND'S YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)


                                                                               12B-1                     TOTAL
                                                                             DISTRIBUTION                FUND
                                                            MANAGEMENT        AND/OR          OTHER      OPERATING
                                                              FEES           SERVICING FEES   EXPENSES   EXPENSES
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund -- Series I (1)               0.73%              N/A          0.57%     1.30%
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I                        0.61%              N/A          0.24%     0.85%
-----------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund -- Class 2                 0.43%             0.25%         0.02%     0.70%
-----------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund --
  Class 2                                                       0.50%             0.25%         0.02%     0.77%
-----------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2                             0.47%             0.25%         0.02%     0.74%
-----------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund -- Class 2                    0.67%             0.25%         0.04%     0.96%
-----------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund --
  Class 2                                                       0.80%             0.25%         0.04%     1.09%
-----------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2                           0.38%             0.25%         0.02%     0.65%
-----------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund -- Class 2                    0.34%             0.25%         0.01%     0.60%
-----------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2                    0.57%             0.25%         0.06%     0.88%
-----------------------------------------------------------------------------------------------------------------
American Funds New World Fund -- Class 2                        0.85%             0.25%         0.06%     1.16%
-----------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund -- Class 2 (2)         0.59%             0.25%         0.20%     1.04%
-----------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                          0.63%              N/A          0.04%     0.67%
-----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                              0.47%              N/A          0.04%     0.51%
-----------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA              0.64%              N/A          0.05%     0.69%
-----------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund -- Class IA               0.65%              N/A          0.04%     0.69%
-----------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund -- Class IA                 0.75%              N/A          0.04%     0.79%
-----------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund -- Class IA              0.62%              N/A          0.04%     0.66%
-----------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA                             0.40%              N/A          0.04%     0.44%
-----------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund -- Class IA       0.72%              N/A          0.09%     0.81%
-----------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund -- Class IA       0.85%              N/A          0.86%     1.71%
-----------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund -- Class IA                            0.68%              N/A          0.04%     0.72%
-----------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund -- Class IA                      0.82%              N/A          0.06%     0.88%
-----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA                      0.45%              N/A          0.04%     0.49%
-----------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund -- Class IA               0.45%              N/A          0.04%     0.49%
-----------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund -- Class IA                     0.73%              N/A          0.04%     0.77%
-----------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                             0.46%              N/A          0.03%     0.49%
-----------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund -- Class IA               0.69%              N/A          0.04%     0.73%
-----------------------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                               12B-1                     TOTAL
                                                                             DISTRIBUTION                FUND
                                                            MANAGEMENT        AND/OR          OTHER      OPERATING
                                                              FEES           SERVICING FEES   EXPENSES   EXPENSES
-----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series -- Initial
  Class                                                         0.90%              N/A          0.15%     1.05%
-----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series -- Initial
  Class                                                         0.75%              N/A          0.11%     0.86%
-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (2)                    0.60%             0.25%         0.21%     1.06%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund -- Class IB (3)(4)         0.65%             0.25%         0.74%     1.64%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund -- Class IB (3)(4)                 0.65%             0.25%         0.67%     1.57%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund -- Class IB (4)                    0.75%             0.25%         0.14%     1.14%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -- Class IB (4)                0.48%             0.25%         0.04%     0.77%
-----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund -- Class IB (4)                       0.68%             0.25%         0.10%     1.03%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund -- Class IB (4)                           0.59%             0.25%         0.09%     0.93%
-----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -- Class IB (4)             0.77%             0.25%         0.22%     1.24%
-----------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -- Class IB (4)                0.57%             0.25%         0.06%     0.88%
-----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IB (4)                          0.54%             0.25%         0.06%     0.85%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Initial Class           0.48%              N/A          0.09%     0.57%
-----------------------------------------------------------------------------------------------------------------



(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.



(2) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses were:



                                                                       12B-1                     TOTAL
                                                                     DISTRIBUTION                FUND
                                                    MANAGEMENT        AND/OR          OTHER      OPERATING
                                                      FEES           SERVICING FEES   EXPENSES   EXPENSES
---------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund --
  Class 2                                               0.56%             0.25%         0.20%     1.01%
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                0.59%             0.25%         0.21%     1.05%
---------------------------------------------------------------------------------------------------------



(3) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2003.



(4) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                      EFFECTIVE DATE
   RATING AGENCY        OF RATING       RATING        BASIS OF RATING
-------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.            3/10/03         A+      Financial strength
-------------------------------------------------------------------------
 Standard & Poor's       12/31/02        AA-      Financial security
                                                  characteristics
-------------------------------------------------------------------------
 Fitch                   10/30/02        AA       Claims paying ability
-------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay your insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:


AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.



AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.



AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.



AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.



AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.


AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.



AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.



FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.


HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.


HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.


HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.


HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.


HARTFORD MIDCAP HLS FUND -- Seeks long-term growth of capital. Sub-advised by Wellington Management.


HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.


HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.



MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.



MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.



PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.



PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.



PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.


PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------
mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).


PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500-SM- Index.


INVESTMENT ADVISORS -- The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.



American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.



Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.



Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.



The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.



MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.



The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

company whose principal businesses are international insurance brokerage and employee benefit consulting.



Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Equity-Income Portfolio.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 4%. The maximum sales load is 6%.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are shown on the Policy Specification pages in your contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current and maximum monthly administrative charge is $7.50 for initial Face Amounts of $100,000 and above. The current and maximum charge for initial Face Amounts below $100,000 is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. During policy years 11-20, the current and maximum rate is 1/12 of 0.40% per month. Thereafter, the current and maximum rate is 0.0%.

During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on the Insured's initial Face Amount, issue age, sex, and insurance class. The charge is on the Policy Specification pages of the contract. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the Insured. The monthly increase per 1,000 is on the Policy Specification pages of the contract.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the Policy Specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on the Insured's age, sex, and insurance class on the date of issue. The surrender charges by policy year are on the Policy Specification pages of the contract. The charge compensates us for expenses

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

LIMITATIONS ON TRANSFER OF ACCOUNT VALUES -- This policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each policy year for each policy by U.S. Mail, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------
  writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the procedure to your policy during each policy year.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market HLS Fund Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

ENHANCED NO-LAPSE GUARANTEE RIDER -- This rider lets you to choose a longer No-Lapse Guarantee Period. We call the longer No-Lapse Guarantee Period that you may choose with

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
this rider the "Extended No-Lapse Guarantee Period". This rider also gives you an Additional No-Lapse Protection Benefit.

Your policy already has a No-Lapse Guarantee. That No-Lapse Guarantee is available as long as:

- Your policy is in what we call the No-Lapse Guarantee Period. The No-Lapse Guarantee Period is the lesser of 5 years from your policy's effective date, or until the insured is age 80; and

- On each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount we call the Cumulative No-Lapse Guarantee Premium.

The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. We calculate it on each Monthly Activity Date. When we issue your policy, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium shown on your policy's specifications page. We call it "cumulative" because on each new Monthly Activity Date it is the previous Monthly Activity Date's Cumulative No-Lapse Guarantee Premium plus the No-Lapse Guarantee Premium shown on your policy's specifications page.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- All riders will terminate;

- The Death Benefit Option becomes Level;

- The Death Benefit will equal the current Face Amount; and

- Any future scheduled Increases in the Face Amount will be canceled.

The No-Lapse Guarantee terminates at the end of the No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

If you want to know more about the policy's No-Lapse Guarantee you should read about it in the Lapse and Reinstatement section of the prospectus.

The Enhanced No-Lapse Guarantee Rider lets you choose an Extended No-Lapse Guarantee Period. You may choose an Extended No-Lapse Guarantee Period that is for the life of your policy or you may choose one of the Extended No-Lapse Guarantee Periods described below:

- If the insured is age 70 or younger, you may choose an Extended No Lapse Guarantee Period that is the lesser of 20 years or until the insured is age 80.

- If the insured is older than age 70, you may choose an Extended No Lapse Guarantee Period that is the lesser of 10 years or until the insured is age 90.

If the Extended No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Extended No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- All riders (other than the Enhanced No-Lapse Guarantee Rider) will terminate;

- The Death Benefit Option becomes Level;

- The Death Benefit will equal the current Face Amount; and

- Any future scheduled Increases in the Face Amount will be canceled.

The Enhanced No-Lapse Guarantee Rider also gives you the Additional No-Lapse Protection Benefit. The Additional No-Lapse Protection Benefit guarantees that your policy will remain in force if the Extended No-Lapse Guarantee terminates.

The Extended No-Lapse Guarantee terminates at the end of the Extended No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the Extended No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

The Additional No-Lapse Protection Benefit is available for a period of time we call the Additional No-Lapse Protection Benefit Period, unless it is terminated earlier.

The Additional No Lapse Protection Benefit Period is equal to the length of time your policy would remain in force if your policy's Account Value less any Indebtedness was credited with interest at a rate of 4.5% per year and subject to all applicable charges at the maximum rates. The beginning Account Value for this calculation is the Account Value on the date the Extended No-Lapse Guarantee goes into default or terminates, whichever is earlier.

We will send you a notice when the Extended No Lapse Guarantee terminates, telling you how long your Additional No Lapse Protection Benefit Period will be.

The Additional No Lapse Protection Benefit terminates at the end of the Additional No Lapse Protection Benefit Period. It also terminates if you take a loan or withdrawal from your policy, change the Death Benefit Option from Option A to Option B, increase your policy's Face Amount, add any Optional Supplemental Benefit or increase an Optional Supplemental Benefit during the Additional No Lapse Protection Benefit Period.

You may only elect this Enhanced No Lapse Guarantee Rider at the time you purchase your policy. The charge for this rider is based on your policy's Face Amount.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured remains totally disabled. The charge for this rider will continue to be

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------
deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.

TERM INSURANCE RIDER -- We will pay the life insurance benefit upon receipt of proof of death of the insured. You can add the Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Term Insurance Rider is not covered by your policy's No-Lapse Guarantee.

ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured.

DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled.

ESTATE TAX REPEAL BENEFIT RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

Riders may not be available in all states.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option.

FIRST OPTION -- Interest Income

Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- Life Income

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. The policy will terminate and any Cash Surrender Value will be paid to you.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Fund Sub-Account on the later of the policy date or the date we receive the initial premium payment. We will then allocate the value in the Hartford Money Market Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $5 million.

OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option. We reserve the right to require evidence of insurability satisfactory to us before a change in your death benefit option becomes effective.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                    A           B
-----------------------------------------------------
 Face Amount                     $100,000   $100,000
-----------------------------------------------------
 Account Value                     46,500     34,000
-----------------------------------------------------
 Specified Percentage                250%       250%
-----------------------------------------------------
 Death Benefit Option               Level      Level
-----------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount of your policy. We deduct the fee each month for twelve months after the increase. The fee is a per $1,000 amount that varies by the attained age of the insured.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------
effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
----------------------------------------------------------
    11 and later          Preferred             0%
                        Non-Preferred           1%
----------------------------------------------------------

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD -- During the first three policy years, your policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the fourth policy year and thereafter, your policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premium that will be required to continue the policy in force. The premium required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the date the Policy Grace period began. If the No-Lapse Guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the death benefit option will become level, any policy riders will terminate and any future unscheduled increases are cancelled. If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the No-Lapse Guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative No-Lapse Guarantee Premium.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee will be deemed to be in default as of that Monthly Activity Date and the No-Lapse Guarantee Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the No-Lapse Guarantee.

The No-Lapse Guarantee will be removed from the policy at the end of the No-Lapse Guarantee Grace Period if we have not received the amount of premium required to continue such guarantee.

NO-LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

- the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The length of the No-Lapse Guarantee Period is the lesser of 5 years from your policy's effective date, and to age 80. The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee.

If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Death Benefit will equal the current Face Amount; and

- Any future scheduled Increases in the Face Amount will be canceled.

As long as the policy remains in default and the No-Lapse Guarantee is available, the No-Lapse Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

Your specific No-Lapse Guarantee Premium is described on the specifications page of your policy.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

- the Cash Value at the time of policy termination; plus

- net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

FINANCIAL STATEMENTS


Financial statements of the Separate Account and Hartford may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:


Hartford Life Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------
policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intended to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlined the rules expected in such proposed regulations, and provided revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further IRS guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code
Section 7872 (relating to below-market-interest-rate loans) or Code
Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provided some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and stated that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 was unclear as to how current rules would apply to such arrangements, and stated that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

In July 2002 the IRS proposed the regulations referred in Notice 2002-8, and these regulations confirm that generally they would be effective only for arrangements entered into (or "materially modified") after the date on which these regulations are published in final form. The proposed regulations would define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where either (1) at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and the beneficiary of any death benefit amount is designated by the employee (or service provider) or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and the beneficiary of any death benefit amount is designated by the shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

These proposed regulations also have rules that generally would designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner." Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. These proposed regulations also would require that the parties fully and consistently account for all amounts under either regime, and would provide for comparable or collateral rules for donor/donee and corporations/shareholder arrangements.

Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------
death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company.

YOU, YOUR: the owner of the policy.

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-3072-03

                                          PART B

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION
STAG PROTECTOR VARIABLE UNIVERSAL LIFE SERIES II
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: JULY 1, 2003
DATE OF STATEMENT OF ADDITIONAL INFORMATION: JULY 1, 2003

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           3
----------------------------------------------------------------------
EXPERTS                                                            3
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       3
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               4
----------------------------------------------------------------------
PERFORMANCE DATA                                                   5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life, Inc., which is controlled by Hartford Accident and Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- Except as noted in the paragraph below, the financial statements included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. The compensation payable may vary with the distribution agreements with HESCO. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

During the first Policy Year, the most common schedule of commission we pay is 70% of the premium paid up to the Target Premium and 2.0% of the premium in excess of the Target Premium. The Target Premium is an amount used to calculate sales commissions where the Target Premium amounts vary by: (1) age; (2) sex; and (3) insurance class of the Insured. In Policy Years 2 and later, this schedule allows for a commission of 2% of Premiums paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary. Hartford currently

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
pays HESCO underwriting commissions for its role as Principal Underwriter of all poliices associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2002: $23,724,396; 2001: $35,810,675; and 2000:
$50,114,038.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current sales load is 4%. The maximum sales load is 6%.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee. We deduct the fee each month for 12 months after the increase. The Face Increase Fee rate is per $1,000 amount and varies by the attained age of the insured.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

The following table shows the performance history of the underlying Funds of the policy as of the period indicated.


                     STAG PROTECTOR VARIABLE UNIVERSAL LIFE
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2002



In the following tables illustrate there is no performance information for Putnam VT Capital Opportunities Fund and Putnam VT Equity Income Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.



                                                            FUND                                                       SINCE
FUND                                                   INCEPTION DATE      1 YEAR           5 YEAR       10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund -- Series I               9/10/2001          -11.10%             N/A     N/A             -3.50%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I                     5/5/1993          -30.26%           -2.19%    N/A              7.84%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund -- Class 2              8/1/1989          -12.38%            2.11%   8.10%             8.25%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund --
 Class 2                                                     7/5/2001          -23.07%             N/A     N/A            -19.19%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2                          1/2/1996            4.05%            4.75%    N/A              5.59%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund -- Class 2                4/30/1997          -14.64%            5.35%    N/A              6.19%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund --
 Class 2                                                    4/30/1998          -19.05%             N/A     N/A              3.13%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2                        2/8/1984          -24.46%            6.56%  12.03%            13.61%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund -- Class 2                 2/8/1984          -18.34%            3.49%  10.31%            12.30%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2                 5/1/1990          -14.84%            2.50%   8.25%             6.87%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund -- Class 2                    6/17/1999           -5.66%             N/A     N/A             -1.92%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund -- Class 2          5/1/1998           -9.26%             N/A     N/A              0.42%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                      3/31/1983          -13.79%            2.38%   8.63%            10.36%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                          8/31/1977           10.08%            7.26%   7.46%             8.72%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA           4/2/1984          -19.70%            6.08%  12.33%            14.49%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund -- Class IA            3/9/1994          -14.23%            2.29%    N/A             11.07%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund -- Class IA             5/29/1998          -24.65%             N/A     N/A             -1.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund -- Class IA          3/24/1987          -27.65%            1.40%   6.59%              N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA                          5/1/1987          -22.45%           -1.03%   8.74%             9.32%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund --
 Class IA                                                    7/2/1990          -17.93%           -2.63%   4.01%             2.80%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund --
 Class IA                                                   4/30/2001           -5.08%             N/A     N/A             -6.58%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund -- Class IA                        7/14/1997          -14.22%           14.78%    N/A             16.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund -- Class IA                  4/30/2001          -13.02%             N/A     N/A             -8.23%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA                  6/30/1980            1.47%            4.30%   4.46%             6.89%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund -- Class IA            1/1/1985            8.15%            6.79%   6.81%             8.43%
---------------------------------------------------------------------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                            FUND                                                       SINCE
FUND                                                   INCEPTION DATE      1 YEAR           5 YEAR       10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund -- Class IA                  8/9/1996          -30.23%           -0.92%    N/A              3.04%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                         8/31/1977          -24.25%           -0.24%   9.28%            12.08%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund -- Class IA            5/1/1996          -24.95%            0.70%    N/A              5.68%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series --
 Initial Class                                               5/1/1998          -31.63%             N/A     N/A              2.61%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series --
 Initial Class                                               1/3/1995           -5.17%            5.01%    N/A             10.72%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                    11/8/1996          -11.81%            3.98%    N/A              6.60%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund -- Class IB                     5/1/1990          -22.39%           -3.96%   5.13%              N/A
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -- Class IB                 2/1/1988          -18.99%           -0.87%   8.47%              N/A
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund -- Class IB                        2/1/1988           -0.85%           -1.29%   5.33%              N/A
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund -- Class IB                            2/1/1988            7.89%            5.72%   6.58%              N/A
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -- Class IB              1/2/1997          -17.75%            2.28%   4.45%              N/A
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -- Class IB                 5/2/1994          -30.51%           -5.53%   5.53%              N/A
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund -- Class IB                           2/1/1988          -26.53%           -1.36%   8.37%              N/A
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio -- Initial Class       10/9/1986          -16.95%            0.31%   9.79%            10.10%
---------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company ("the Company"), Separate Account VL I comprising the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Fund, Fidelity VIP Overseas Portfolio, Hartford Advisers HLS Fund, Inc., Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS, Hartford Growth and Income HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Services Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and the Putnam VT Voyager Fund, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life Insurance Company, Separate Account VL I as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth-Income Fund, American Funds Growth Fund, Hartford Global Leaders HLS Fund and Hartford Global Technology HLS Fund sub-accounts) (collectively, the Account), as of
December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS
  Investments
    Number of Shares.....       143,356         146,961         248,945
                             ==========      ==========      ==========
    Cost.................    $2,007,634      $6,479,624      $7,790,805
                             ==========      ==========      ==========
    Market Value.........    $1,622,785      $4,892,324      $6,353,088
  Due from Hartford Life
   Insurance Company.....       --                  241           6,220
  Receivable from fund
   shares sold...........       --              --              --
  Other assets...........       --                   12              28
                             ----------      ----------      ----------
  Total Assets...........     1,622,785       4,892,577       6,359,336
                             ----------      ----------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --              --              --
  Payable for fund shares
   purchased.............       --                  241           6,220
  Other liabilities......            11         --              --
                             ----------      ----------      ----------
  Total Liabilities......            11             241           6,220
                             ----------      ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,622,774      $4,892,336      $6,353,116
                             ==========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
ASSETS
  Investments
    Number of Shares.....       72,054         207,899         745,423       296,656        1,599,451        1,953,076
                              ========      ==========     ===========    ==========      ===========      ===========
    Cost.................     $882,728      $3,387,724     $16,402,128    $5,855,851      $37,883,549      $21,073,826
                              ========      ==========     ===========    ==========      ===========      ===========
    Market Value.........     $665,059      $2,650,712     $13,536,880    $3,257,279      $31,337,912      $23,344,265
  Due from Hartford Life
   Insurance Company.....          276         --                4,902       --                19,753          --
  Receivable from fund
   shares sold...........      --              --              --            --              --                671,568
  Other assets...........      --              --              --                685               90          --
                              --------      ----------     -----------    ----------      -----------      -----------
  Total Assets...........      665,335       2,650,712      13,541,782     3,257,964       31,357,755       24,015,833
                              --------      ----------     -----------    ----------      -----------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --              --              --            --              --                671,568
  Payable for fund shares
   purchased.............          276         --                3,102            89           19,753          --
  Other liabilities......            3               8             200       --              --                     52
                              --------      ----------     -----------    ----------      -----------      -----------
  Total Liabilities......          279               8           3,302            89           19,753          671,620
                              --------      ----------     -----------    ----------      -----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $665,056      $2,650,704     $13,538,480    $3,257,875      $31,338,002      $23,344,213
                              ========      ==========     ===========    ==========      ===========      ===========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS
  Investments
    Number of Shares.....      2,161,637
                             ===========
    Cost.................    $92,541,393
                             ===========
    Market Value.........    $68,525,476
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........         42,116
  Other assets...........       --
                             -----------
  Total Assets...........     68,567,592
                             -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         42,116
  Payable for fund shares
   purchased.............       --
  Other liabilities......            243
                             -----------
  Total Liabilities......         42,359
                             -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $68,525,233
                             ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                             HARTFORD     HARTFORD     HARTFORD
                           DIVIDEND AND    GLOBAL       GLOBAL
                              GROWTH      ADVISERS      LEADERS
                             HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....    1,572,258      27,122       27,232
                           ===========    ========     ========
    Cost.................  $28,806,463    $307,106     $358,866
                           ===========    ========     ========
    Market Value.........  $23,726,619    $248,323     $313,170
  Due from Hartford Life
   Insurance Company.....      --           --           --
  Receivable from fund
   shares sold...........          639      --           --
  Other assets...........      --           --           --
                           -----------    --------     --------
  Total Assets...........   23,727,258     248,323      313,170
                           -----------    --------     --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          639      --           --
  Payable for fund shares
   purchased.............      --           --           --
  Other liabilities......           57      --                2
                           -----------    --------     --------
  Total Liabilities......          696      --                2
                           -----------    --------     --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $23,726,562    $248,323     $313,168
                           ===========    ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                            HARTFORD     HARTFORD                   HARTFORD                                 HARTFORD
                             GLOBAL     GROWTH AND    HARTFORD    INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           TECHNOLOGY     INCOME        INDEX     OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                            HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  ------------  -----------
ASSETS
  Investments
    Number of Shares.....     23,494       123,575     1,009,082     1,624,413       599,503   35,215,218      549,460
                            ========    ==========   ===========   ===========   ===========  ===========   ==========
    Cost.................   $110,530    $1,529,885   $26,086,404   $21,867,140   $12,780,372  $35,215,218   $6,173,686
                            ========    ==========   ===========   ===========   ===========  ===========   ==========
    Market Value.........   $ 70,951    $1,087,228   $23,670,302   $12,442,956   $10,751,547  $35,215,218   $6,599,177
  Due from Hartford Life
   Insurance Company.....     --            --           630,299         3,952       --           122,833       --
  Receivable from fund
   shares sold...........     --            29,963       --            --              3,007      --            --
  Other assets...........          4             2            63       --            --             6,442       --
                            --------    ----------   -----------   -----------   -----------  -----------   ----------
  Total Assets...........     70,955     1,117,193    24,300,664    12,446,908    10,754,554   35,344,493    6,599,177
                            --------    ----------   -----------   -----------   -----------  -----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....     --            29,963       --            --              3,007      --            --
  Payable for fund shares
   purchased.............     --            --           630,299         3,952       --           122,833       --
  Other liabilities......     --            --           --                 59            50      --                14
                            --------    ----------   -----------   -----------   -----------  -----------   ----------
  Total Liabilities......     --            29,963       630,299         4,011         3,057      122,833           14
                            --------    ----------   -----------   -----------   -----------  -----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 70,955    $1,087,230   $23,670,365   $12,442,897   $10,751,497  $35,221,660   $6,599,163
                            ========    ==========   ===========   ===========   ===========  ===========   ==========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                             HARTFORD       HARTFORD     PUTNAM VT
                           SMALL COMPANY     STOCK      DIVERSIFIED
                             HLS FUND       HLS FUND    INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------
ASSETS
  Investments
    Number of Shares.....      653,880        998,779      481,434
                            ==========    ===========   ==========
    Cost.................   $9,903,214    $47,007,747   $4,419,288
                            ==========    ===========   ==========
    Market Value.........   $6,077,115    $35,418,465   $4,116,262
  Due from Hartford Life
   Insurance Company.....          959        --             1,304
  Receivable from fund
   shares sold...........      --              36,811       --
  Other assets...........           14             58            1
                            ----------    -----------   ----------
  Total Assets...........    6,078,088     35,455,334    4,117,567
                            ----------    -----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --              36,811       --
  Payable for fund shares
   purchased.............          959        --             1,304
  Other liabilities......      --             --            --
                            ----------    -----------   ----------
  Total Liabilities......          959         36,811        1,304
                            ----------    -----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $6,077,129    $35,418,523   $4,116,263
                            ==========    ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                            PUTNAM VT                                                                               PUTNAM VT
                           GLOBAL ASSET    PUTNAM VT     PUTNAM VT      PUTNAM VT       PUTNAM VT     PUTNAM VT   INTERNATIONAL
                            ALLOCATION   GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES   HIGH YIELD      INCOME      GROWTH AND
                               FUND          FUND*      INCOME FUND       FUND            FUND          FUND       INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  ---------------  -------------  -----------  -------------
ASSETS
  Investments
    Number of Shares.....      530,373      1,872,303     1,878,115       120,626        1,029,275      625,944         90,768
                            ==========    ===========   ===========    ==========      ===========   ==========     ==========
    Cost.................   $8,300,380    $31,095,165   $46,125,550    $1,468,506      $11,867,890   $8,192,168     $1,001,570
                            ==========    ===========   ===========    ==========      ===========   ==========     ==========
    Market Value.........   $6,104,594    $13,574,195   $35,214,656    $1,130,267      $ 7,276,973   $8,105,976     $  759,727
  Due from Hartford Life
   Insurance Company.....          262          5,505         2,643       --                   716        2,169            226
  Receivable from fund
   shares sold...........      --             --            --            --               --            --            --
  Other assets...........      --               3,567            77       --               --               251        --
                            ----------    -----------   -----------    ----------      -----------   ----------     ----------
  Total Assets...........    6,104,856     13,583,267    35,217,376     1,130,267        7,277,689    8,108,396        759,953
                            ----------    -----------   -----------    ----------      -----------   ----------     ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --             --            --            --               --            --            --
  Payable for fund shares
   purchased.............          262          5,505         2,643       --                   716        2,169            226
  Other liabilities......        1,259        --            --                 92               42       --            --
                            ----------    -----------   -----------    ----------      -----------   ----------     ----------
  Total Liabilities......        1,521          5,505         2,643            92              758        2,169            226
                            ----------    -----------   -----------    ----------      -----------   ----------     ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $6,103,335    $13,577,762   $35,214,733    $1,130,175      $ 7,276,931   $8,106,227     $  759,727
                            ==========    ===========   ===========    ==========      ===========   ==========     ==========

  * Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL     PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES   INVESTORS
                            GROWTH FUND         FUND            FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -----------
ASSETS
  Investments
    Number of Shares.....       734,271          76,622         218,558
                            ===========      ==========      ==========
    Cost.................   $11,475,057      $1,492,616      $2,381,082
                            ===========      ==========      ==========
    Market Value.........   $ 7,452,852      $  644,393      $1,547,394
  Due from Hartford Life
   Insurance Company.....       --                   46          --
  Receivable from fund
   shares sold...........         2,876        --                --
  Other assets...........       --             --                    21
                            -----------      ----------      ----------
  Total Assets...........     7,455,728         644,439       1,547,415
                            -----------      ----------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         2,876        --                --
  Payable for fund shares
   purchased.............       --                   46          --
  Other liabilities......           692               2          --
                            -----------      ----------      ----------
  Total Liabilities......         3,568              48          --
                            -----------      ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 7,452,160      $  644,391      $1,547,415
                            ===========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                             PUTNAM VT    PUTNAM VT
                            PUTNAM VT        PUTNAM VT       PUTNAM VT       PUTNAM VT      THE GEORGE    UTILITIES    PUTNAM VT
                           MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE    OTC & EMERGING    PUTNAM FUND  GROWTH AND      VISTA
                               FUND            FUND            FUND         GROWTH FUND      OF BOSTON   INCOME FUND     FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------------  -----------  -----------------  -----------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....    2,149,129        1,387,570        218,730         170,462         112,329      250,018      104,122
                            ==========      ===========     ==========      ==========      ==========   ==========   ==========
    Cost.................   $2,149,129      $30,003,678     $2,778,555      $3,610,253      $1,154,773   $3,455,159   $1,936,931
                            ==========      ===========     ==========      ==========      ==========   ==========   ==========
    Market Value.........   $2,149,129      $16,123,559     $2,401,650      $  697,190      $1,076,116   $2,392,674   $  825,686
  Due from Hartford Life
   Insurance Company.....           32            9,076            552        --                    43          103       --
  Receivable from fund
   shares sold...........      --              --               --            --                --           --           --
  Other assets...........          653         --                   32               2          --               49          279
                            ----------      -----------     ----------      ----------      ----------   ----------   ----------
  Total Assets...........    2,149,814       16,132,635      2,402,234         697,192       1,076,159    2,392,826      825,965
                            ----------      -----------     ----------      ----------      ----------   ----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --              --               --                 654          --           --              420
  Payable for fund shares
   purchased.............           22            9,392            552        --                    43          103       --
  Other liabilities......      --                   647         --            --                --           --           --
                            ----------      -----------     ----------      ----------      ----------   ----------   ----------
  Total Liabilities......           22           10,039            552             654              43          103          420
                            ----------      -----------     ----------      ----------      ----------   ----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $2,149,792      $16,122,596     $2,401,682      $  696,538      $1,076,116   $2,392,723   $  825,545
                            ==========      ===========     ==========      ==========      ==========   ==========   ==========


                            PUTNAM VT
                             VOYAGER
                              FUND
                           SUB-ACCOUNT
                           -----------
ASSETS
  Investments
    Number of Shares.....    1,809,836
                           ===========
    Cost.................  $65,638,369
                           ===========
    Market Value.........  $38,006,550
  Due from Hartford Life
   Insurance Company.....        8,947
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                           -----------
  Total Assets...........   38,015,497
                           -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............        8,947
  Other liabilities......        4,221
                           -----------
  Total Liabilities......       13,168
                           -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $38,002,329
                           ===========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                          UNITS
                                         OWNED BY       UNIT       CONTRACT
                                       PARTICIPANTS    PRICE#     LIABILITY
                                       ------------  ----------  ------------
American Funds Global Growth
 Fund.........................           2,288,253   $ 0.709176  $  1,622,774
American Funds Growth Fund....           8,175,408     0.598421     4,892,336
American Funds Growth-Income
 Fund.........................           7,756,755     0.819043     6,353,116
American Funds Small
 Capitalization Fund..........             944,058     0.704466       665,056
Fidelity VIP Asset Manager
 Portfolio....................           1,619,964     1.636274     2,650,704
Fidelity VIP Equity-Income
 Fund.........................           7,593,559     1.782890    13,538,480
Fidelity VIP Overseas
 Portfolio....................           2,938,313     1.108757     3,257,875
Hartford Advisers HLS Fund....          14,309,440     2.190023    31,338,002
Hartford Bond HLS Fund........          11,971,950     1.949909    23,344,213
Hartford Capital Appreciation
 HLS Fund.....................          23,886,542     2.868780    68,525,233
Hartford Dividend and Growth
 HLS Fund.....................          10,602,240     2.237882    23,726,562
Hartford Global Advisers HLS
 Fund.........................             251,097     0.988953       248,323
Hartford Global Leaders HLS
 Fund.........................             458,598     0.682881       313,168
Hartford Global Technology HLS
 Fund.........................             156,732     0.452718        70,955
Hartford Growth and Income HLS
 Fund.........................           1,185,677     0.916970     1,087,230
Hartford Index HLS Fund.......          10,731,117     2.205769    23,670,365
Hartford International
 Opportunities HLS Fund.......           9,470,460     1.313864    12,442,897
Hartford MidCap HLS Fund......           6,188,503     1.737334    10,751,497
Hartford Money Market HLS
 Fund.........................          23,026,608     1.529607    35,221,660
Hartford Mortgage Securities
 HLS Fund.....................           3,520,592     1.874447     6,599,163
Hartford Small Company HLS
 Fund.........................           6,601,535     0.920563     6,077,129
Hartford Stock HLS Fund.......          15,247,361     2.322928    35,418,523
Putnam VT Diversified Income
 Fund.........................             286,881    14.348324     4,116,263
Putnam VT Global Asset
 Allocation Fund..............             343,655    17.760045     6,103,335
Putnam VT Global Equity
 Fund.........................             906,049    14.985684    13,577,762
Putnam VT Growth and Income
 Fund.........................           1,648,892    21.356598    35,214,733
Putnam VT Health Sciences
 Fund.........................             117,127     9.649126     1,130,175
Putnam VT High Yield Fund.....             466,297    15.605782     7,276,931
Putnam VT Income Fund.........             448,367    18.079459     8,106,227
Putnam VT International Growth
 and Income Fund..............              89,936     8.447396       759,727
Putnam VT International Growth
 Fund.........................             799,946     9.315833     7,452,160
Putnam VT International New
 Opportunities Fund...........              85,655     7.523083       644,391
Putnam VT Investors Fund......             226,629     6.827953     1,547,415
Putnam VT Money Market Fund...           1,414,143     1.520209     2,149,792
Putnam VT New Opportunities
 Fund.........................           1,160,569    13.891974    16,122,596
Putnam VT New Value Fund......             210,324    11.418982     2,401,682
Putnam VT OTC & Emerging
 Growth Fund..................             157,610     4.419389       696,538
Putnam VT The George Putnam
 Fund of Boston...............             100,704    10.685893     1,076,116
Putnam VT Utilities Growth and
 Income Fund..................             159,539    14.997690     2,392,723
Putnam VT Vista Fund..........             114,266     7.224769       825,545
Putnam VT Voyager Fund........           1,739,584    21.845647    38,002,329
                                                                 ------------
GRAND TOTAL...................                                   $461,411,701
                                                                 ============

  #  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  12,721      $     1,610     $    65,494
                             ---------      -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --              --
                             ---------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          609          (22,703)        (22,988)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (233,989)      (1,143,054)     (1,214,732)
                             ---------      -----------     -----------
    Net gain (loss) on
     investments.........     (233,380)      (1,165,757)     (1,237,720)
                             ---------      -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(220,659)     $(1,164,147)    $(1,172,226)
                             =========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............    $   4,805       $ 104,083     $   275,586    $  28,980       $   970,429      $  816,858
                             ---------       ---------     -----------    ---------       -----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --              375,103       --              --               238,664
                             ---------       ---------     -----------    ---------       -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          781         (12,594)       (246,824)     (41,060)          (89,021)         39,521
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (151,639)       (350,920)     (3,401,822)    (840,047)       (5,864,854)        997,240
                             ---------       ---------     -----------    ---------       -----------      ----------
    Net gain (loss) on
     investments.........     (150,858)       (363,514)     (3,648,646)    (881,107)       (5,953,875)      1,036,761
                             ---------       ---------     -----------    ---------       -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(146,053)      $(259,431)    $(2,997,957)   $(852,127)      $(4,983,446)     $2,092,283
                             =========       =========     ===========    =========       ===========      ==========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............    $    467,060
                             ------------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (35,462)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (17,312,342)
                             ------------
    Net gain (loss) on
     investments.........     (17,347,804)
                             ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(16,880,744)
                             ============

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD     HARTFORD     HARTFORD
                           DIVIDEND AND    GLOBAL       GLOBAL
                              GROWTH      ADVISERS      LEADERS
                             HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   374,553    $    116     $  3,052
                           -----------    --------     --------
CAPITAL GAINS INCOME
 (LOSS)..................    1,184,792         157       --
                           -----------    --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (47,831)        409      (17,964)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (5,086,030)    (21,876)     (39,405)
                           -----------    --------     --------
    Net gain (loss) on
     investments.........   (5,133,861)    (21,467)     (57,369)
                           -----------    --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(3,574,516)   $(21,194)    $(54,317)
                           ===========    ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            HARTFORD     HARTFORD                   HARTFORD                                 HARTFORD
                             GLOBAL     GROWTH AND    HARTFORD    INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           TECHNOLOGY     INCOME        INDEX     OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                            HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --        $   4,373   $   288,197   $   281,833   $    12,966    $504,874     $162,882
                            ---------    ---------   -----------   -----------   -----------    --------     --------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --           889,231       --            --            2,207       --
                            ---------    ---------   -----------   -----------   -----------    --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (192,905)         498       (69,552)     (156,370)     (107,242)     --            3,501
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (38,886)    (309,507)   (7,333,794)   (2,886,251)   (1,673,283)     --          200,338
                            ---------    ---------   -----------   -----------   -----------    --------     --------
    Net gain (loss) on
     investments.........    (231,791)    (309,009)   (7,403,346)   (3,042,621)   (1,780,525)     --          203,839
                            ---------    ---------   -----------   -----------   -----------    --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(231,791)   $(304,636)  $(6,225,918)  $(2,760,788)  $(1,767,559)   $507,081     $366,721
                            =========    =========   ===========   ===========   ===========    ========     ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD       HARTFORD     PUTNAM VT
                           SMALL COMPANY     STOCK      DIVERSIFIED
                             HLS FUND       HLS FUND    INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   --        $    407,582   $140,983
                            -----------   ------------   --------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --          --
                            -----------   ------------   --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        51,215     (3,693,035)   (30,736)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,405,714)    (9,396,615)    27,999
                            -----------   ------------   --------
    Net gain (loss) on
     investments.........    (2,354,499)   (13,089,650)    (2,737)
                            -----------   ------------   --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(2,354,499)  $(12,682,068)  $138,246
                            ===========   ============   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                            PUTNAM VT                                                                             PUTNAM VT
                           GLOBAL ASSET    PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT    PUTNAM VT   INTERNATIONAL
                            ALLOCATION   GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES  HIGH YIELD     INCOME      GROWTH AND
                               FUND          FUND       INCOME FUND       FUND           FUND         FUND       INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  ---------------  -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............  $   200,287    $    51,929   $ 1,025,553     $     849      $ 926,413    $423,373       $  3,703
                           -----------    -----------   -----------     ---------      ---------    --------       --------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --            --            --              --          --            --
                           -----------    -----------   -----------     ---------      ---------    --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (1,525,555)      (564,283)     (973,132)      (20,221)       (30,167)   (106,278)        (5,403)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      111,983     (3,735,846)   (8,952,719)     (276,780)      (945,880)    277,711        (94,216)
                           -----------    -----------   -----------     ---------      ---------    --------       --------
    Net gain (loss) on
     investments.........   (1,413,572)    (4,300,129)   (9,925,851)     (297,001)      (976,047)    171,433        (99,619)
                           -----------    -----------   -----------     ---------      ---------    --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(1,213,285)   $(4,248,200)  $(8,900,298)    $(296,152)     $ (49,634)   $594,806       $(95,916)
                           ===========    ===========   ===========     =========      =========    ========       ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL     PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES   INVESTORS
                           GROWTH FUND*         FUND            FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -----------
INVESTMENT INCOME:
  Dividends..............   $    83,412       $   7,383       $   5,203
                            -----------       ---------       ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --                --
                            -----------       ---------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (241,215)       (254,607)        (31,261)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,171,299)        122,725        (333,992)
                            -----------       ---------       ---------
    Net gain (loss) on
     investments.........    (1,412,514)       (131,882)       (365,253)
                            -----------       ---------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,329,102)      $(124,499)      $(360,050)
                            ===========       =========       =========

  * Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                               PUTNAM VT    PUTNAM VT
                            PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT      THE GEORGE    UTILITIES    PUTNAM VT
                           MONEY MARKET  NEW OPPORTUNITIES    NEW VALUE     OTC & EMERGING    PUTNAM FUND  GROWTH AND      VISTA
                               FUND            FUND             FUND          GROWTH FUND      OF BOSTON   INCOME FUND     FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------------  -------------  -----------------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $40,538        $  --            $   180,094       $--             $ 20,323     $  99,692    $  --
                             -------        -----------      -----------       ---------       --------     ---------    ---------
CAPITAL GAINS INCOME
 (LOSS)..................     --               --                --             --               --            --           --
                             -------        -----------      -----------       ---------       --------     ---------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --               (922,002)        (463,484)        (24,149)          (345)      (74,590)     (23,532)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --             (6,858,777)        (542,454)       (328,614)       (94,520)     (808,557)    (334,892)
                             -------        -----------      -----------       ---------       --------     ---------    ---------
    Net gain (loss) on
     investments.........     --             (7,780,779)      (1,005,938)       (352,763)       (94,865)     (883,147)    (358,424)
                             -------        -----------      -----------       ---------       --------     ---------    ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $40,538        $(7,780,779)     $  (825,844)      $(352,763)      $(74,542)    $(783,455)   $(358,424)
                             =======        ===========      ===========       =========       ========     =========    =========


                            PUTNAM VT
                             VOYAGER
                               FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............  $    444,335
                           ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (2,339,526)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (13,483,216)
                           ------------
    Net gain (loss) on
     investments.........   (15,822,742)
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(15,378,407)
                           ============

  * Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                FUND            FUND            FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   12,721     $     1,610     $    65,494
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........           609         (22,703)        (22,988)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (233,989)     (1,143,054)     (1,214,732)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (220,659)     (1,164,147)     (1,172,226)
                             ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............        72,669         511,721         540,443
  Net transfers..........       564,360       3,980,117       4,593,052
  Surrenders for benefit
   payments and fees.....         1,087        (112,317)       (222,365)
  Net loan activity......           (17)       (115,444)       (448,341)
  Cost of insurance......       (73,412)       (288,683)       (362,989)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       564,687       3,975,394       4,099,800
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........       344,028       2,811,247       2,927,574
NET ASSETS:
  Beginning of period....     1,278,746       2,081,089       3,425,542
                             ----------     -----------     -----------
  End of period..........    $1,622,774     $ 4,892,336     $ 6,353,116
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   4,805      $  104,083     $   275,586    $   28,980      $   970,429      $   816,858
  Capital gains income...      --              --              375,103       --              --                238,664
  Net realized gain
   (loss) on security
   transactions..........          781         (12,594)       (246,824)      (41,060)         (89,021)          39,521
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (151,639)       (350,920)     (3,401,822)     (840,047)      (5,864,854)         997,240
                             ---------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (146,053)       (259,431)     (2,997,957)     (852,127)      (4,983,446)       2,092,283
                             ---------      ----------     -----------    ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       42,677         309,122       1,982,450       592,957        4,291,038        1,457,731
  Net transfers..........      241,053         193,924         111,549        43,096         (452,845)       6,617,702
  Surrenders for benefit
   payments and fees.....       (6,553)       (233,041)     (1,600,703)     (221,294)      (1,812,830)      (1,325,015)
  Net loan activity......      (11,251)        (10,155)       (202,158)     (105,459)        (658,567)        (339,463)
  Cost of insurance......      (39,705)       (196,607)     (1,109,136)     (299,545)      (2,575,431)      (1,152,991)
                             ---------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      226,221          63,243        (817,998)        9,755       (1,208,635)       5,257,964
                             ---------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets.........       80,168        (196,188)     (3,815,955)     (842,372)      (6,192,081)       7,350,247
NET ASSETS:
  Beginning of period....      584,888       2,846,892      17,354,435     4,100,247       37,530,083       15,993,966
                             ---------      ----------     -----------    ----------      -----------      -----------
  End of period..........    $ 665,056      $2,650,704     $13,538,480    $3,257,875      $31,338,002      $23,344,213
                             =========      ==========     ===========    ==========      ===========      ===========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $    467,060
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         (35,462)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (17,312,342)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (16,880,744)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............       7,557,057
  Net transfers..........        (171,129)
  Surrenders for benefit
   payments and fees.....      (3,748,363)
  Net loan activity......      (1,021,635)
  Cost of insurance......      (4,650,284)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,034,354)
                             ------------
  Net increase (decrease)
   in net assets.........     (18,915,098)
NET ASSETS:
  Beginning of period....      87,440,331
                             ------------
  End of period..........    $ 68,525,233
                             ============

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD     HARTFORD     HARTFORD
                           DIVIDEND AND    GLOBAL       GLOBAL
                              GROWTH      ADVISERS      LEADERS
                             HLS FUND     HLS FUND     HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $   374,553    $    116     $  3,052
  Capital gains income...    1,184,792         157       --
  Net realized gain
   (loss) on security
   transactions..........      (47,831)        409      (17,964)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (5,086,030)    (21,876)     (39,405)
                           -----------    --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (3,574,516)    (21,194)     (54,317)
                           -----------    --------     --------
UNIT TRANSACTIONS:
  Purchases..............    2,692,518      44,339       32,202
  Net transfers..........    1,768,834     115,585      190,151
  Surrenders for benefit
   payments and fees.....   (1,907,177)    (10,870)      (1,250)
  Net loan activity......     (412,541)     (5,851)        (727)
  Cost of insurance......   (1,632,397)    (25,252)     (22,175)
                           -----------    --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      509,237     117,951      198,201
                           -----------    --------     --------
  Net increase (decrease)
   in net assets.........   (3,065,279)     96,757      143,884
NET ASSETS:
  Beginning of period....   26,791,841     151,566      169,284
                           -----------    --------     --------
  End of period..........  $23,726,562    $248,323     $313,168
                           ===========    ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                            HARTFORD     HARTFORD                   HARTFORD                                 HARTFORD
                             GLOBAL     GROWTH AND    HARTFORD    INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                           TECHNOLOGY     INCOME        INDEX     OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                            HLS FUND     HLS FUND     HLS FUND      HLS FUND      HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $  --       $    4,373   $   288,197   $   281,833   $    12,966  $   504,874   $  162,882
  Capital gains income...      --           --           889,231       --            --             2,207       --
  Net realized gain
   (loss) on security
   transactions..........    (192,905)         498       (69,552)     (156,370)     (107,242)     --             3,501
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (38,886)    (309,507)   (7,333,794)   (2,886,251)   (1,673,283)     --           200,338
                            ---------   ----------   -----------   -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (231,791)    (304,636)   (6,225,918)   (2,760,788)   (1,767,559)     507,081      366,721
                            ---------   ----------   -----------   -----------   -----------  -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      25,932      193,483     2,796,567     1,829,177     1,157,279   22,804,447      389,158
  Net transfers..........     241,755      280,148     2,908,384    (2,563,038)    3,624,219   (8,862,861)   2,680,785
  Surrenders for benefit
   payments and fees.....         140      (61,555)   (1,484,778)     (949,532)     (301,076)  (7,717,343)    (245,624)
  Net loan activity......      (2,806)      13,544      (217,045)     (222,111)     (116,857)     (54,995)     (20,254)
  Cost of insurance......     (15,848)    (128,935)   (1,657,390)     (898,344)     (658,159)  (2,720,321)    (271,045)
                            ---------   ----------   -----------   -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     249,173      296,685     2,345,738    (2,803,848)    3,705,406    3,448,927    2,533,020
                            ---------   ----------   -----------   -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets.........      17,382       (7,951)   (3,880,180)   (5,564,636)    1,937,847    3,956,008    2,899,741
NET ASSETS:
  Beginning of period....      53,573    1,095,181    27,550,545    18,007,533     8,813,650   31,265,652    3,699,422
                            ---------   ----------   -----------   -----------   -----------  -----------   ----------
  End of period..........   $  70,955   $1,087,230   $23,670,365   $12,442,897   $10,751,497  $35,221,660   $6,599,163
                            =========   ==========   ===========   ===========   ===========  ===========   ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD       HARTFORD     PUTNAM VT
                           SMALL COMPANY     STOCK      DIVERSIFIED
                             HLS FUND       HLS FUND    INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   --        $    407,582  $  140,983
  Capital gains income...       --             --           --
  Net realized gain
   (loss) on security
   transactions..........        51,215     (3,693,035)    (30,736)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,405,714)    (9,396,615)     27,999
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,354,499)   (12,682,068)    138,246
                            -----------   ------------  ----------
UNIT TRANSACTIONS:
  Purchases..............       985,006      5,480,307     412,654
  Net transfers..........        30,352     (4,610,733)  2,388,172
  Surrenders for benefit
   payments and fees.....      (388,118)    (2,930,296)   (215,835)
  Net loan activity......       (35,770)      (426,295)    (20,393)
  Cost of insurance......      (411,710)    (3,150,673)   (244,181)
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       179,760     (5,637,690)  2,320,417
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets.........    (2,174,739)   (18,319,758)  2,458,663
NET ASSETS:
  Beginning of period....     8,251,868     53,738,281   1,657,600
                            -----------   ------------  ----------
  End of period..........   $ 6,077,129   $ 35,418,523  $4,116,263
                            ===========   ============  ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                            PUTNAM VT                                                                              PUTNAM VT
                           GLOBAL ASSET    PUTNAM VT     PUTNAM VT       PUTNAM VT      PUTNAM VT    PUTNAM VT   INTERNATIONAL
                            ALLOCATION   GLOBAL EQUITY   GROWTH AND   HEALTH SCIENCES  HIGH YIELD     INCOME      GROWTH AND
                               FUND          FUND       INCOME FUND        FUND           FUND         FUND       INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   200,287    $    51,929   $  1,025,553    $      849     $  926,413   $   423,373     $  3,703
  Capital gains income...      --             --             --            --              --           --           --
  Net realized gain
   (loss) on security
   transactions..........   (1,525,555)      (564,283)      (973,132)      (20,221)       (30,167)     (106,278)      (5,403)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      111,983     (3,735,846)    (8,952,719)     (276,780)      (945,880)      277,711      (94,216)
                           -----------    -----------   ------------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,213,285)    (4,248,200)    (8,900,298)     (296,152)       (49,634)      594,806      (95,916)
                           -----------    -----------   ------------    ----------     ----------   -----------     --------
UNIT TRANSACTIONS:
  Purchases..............      714,509      2,043,093      4,680,003       300,163        898,412       675,016      138,086
  Net transfers..........   (2,704,354)    (2,444,534)    (5,345,248)      (10,327)       (58,103)     (221,574)     266,459
  Surrenders for benefit
   payments and fees.....   (1,129,354)      (928,009)    (2,999,350)      (48,988)      (416,803)     (855,822)     (39,880)
  Net loan activity......       20,591        (76,482)      (565,902)      (27,635)      (198,828)     (160,974)      (7,852)
  Cost of insurance......     (475,615)    (1,061,438)    (2,831,842)     (122,959)      (552,648)     (455,247)     (52,089)
                           -----------    -----------   ------------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (3,574,223)    (2,467,370)    (7,062,339)       90,254       (327,970)   (1,018,601)     304,724
                           -----------    -----------   ------------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets.........   (4,787,508)    (6,715,570)   (15,962,637)     (205,898)      (377,604)     (423,795)     208,808
NET ASSETS:
  Beginning of period....   10,890,843     20,293,332     51,177,370     1,336,073      7,654,535     8,530,022      550,919
                           -----------    -----------   ------------    ----------     ----------   -----------     --------
  End of period..........  $ 6,103,335    $13,577,762   $ 35,214,733    $1,130,175     $7,276,931   $ 8,106,227     $759,727
                           ===========    ===========   ============    ==========     ==========   ===========     ========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL     PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES   INVESTORS
                           GROWTH FUND*         FUND            FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $    83,412       $   7,383      $    5,203
  Capital gains income...       --             --                --
  Net realized gain
   (loss) on security
   transactions..........      (241,215)       (254,607)        (31,261)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,171,299)        122,725        (333,992)
                            -----------       ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,329,102)       (124,499)       (360,050)
                            -----------       ---------      ----------
UNIT TRANSACTIONS:
  Purchases..............     1,061,106         159,698         320,284
  Net transfers..........       262,405        (208,571)        318,878
  Surrenders for benefit
   payments and fees.....      (527,841)        (27,000)        (70,068)
  Net loan activity......      (128,608)        (26,257)        (23,043)
  Cost of insurance......      (454,003)        (76,369)       (117,265)
                            -----------       ---------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       213,059        (178,499)        428,786
                            -----------       ---------      ----------
  Net increase (decrease)
   in net assets.........    (1,116,043)       (302,998)         68,736
NET ASSETS:
  Beginning of period....     8,568,203         947,389       1,478,679
                            -----------       ---------      ----------
  End of period..........   $ 7,452,160       $ 644,391      $1,547,415
                            ===========       =========      ==========

  * Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                             PUTNAM VT    PUTNAM VT
                            PUTNAM VT        PUTNAM VT       PUTNAM VT       PUTNAM VT      THE GEORGE    UTILITIES    PUTNAM VT
                           MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE    OTC & EMERGING    PUTNAM FUND  GROWTH AND      VISTA
                               FUND            FUND            FUND         GROWTH FUND      OF BOSTON   INCOME FUND     FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------------  -----------  -----------------  -----------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $    40,538     $   --           $  180,094      $ --            $   20,323   $    99,692  $   --
  Capital gains income...      --              --               --            --                --           --           --
  Net realized gain
   (loss) on security
   transactions..........      --              (922,002)      (463,484)        (24,149)           (345)      (74,590)    (23,532)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (6,858,777)      (542,454)       (328,614)        (94,520)     (808,557)   (334,892)
                           -----------     ------------     ----------      ----------      ----------   -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       40,538       (7,780,779)      (825,844)       (352,763)        (74,542)     (783,455)   (358,424)
                           -----------     ------------     ----------      ----------      ----------   -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............      248,537        3,224,430        454,215         271,190         124,112       300,425     217,116
  Net transfers..........       69,740       (2,937,381)       188,034        (551,136)        410,745      (259,060)   (167,750)
  Surrenders for benefit
   payments and fees.....   (1,219,131)      (1,277,411)      (239,032)        (66,651)        (23,041)     (102,300)    (21,054)
  Net loan activity......       27,672         (299,752)       (27,703)        (11,976)        (10,035)      (85,011)     (3,852)
  Cost of insurance......     (185,222)      (1,435,561)      (218,084)        (96,107)        (98,757)     (177,399)    (92,010)
                           -----------     ------------     ----------      ----------      ----------   -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,058,404)      (2,725,675)       157,430        (454,680)        403,024      (323,345)    (67,550)
                           -----------     ------------     ----------      ----------      ----------   -----------  ----------
  Net increase (decrease)
   in net assets.........   (1,017,866)     (10,506,454)      (668,414)       (807,443)        328,482    (1,106,800)   (425,974)
NET ASSETS:
  Beginning of period....    3,167,658       26,629,050      3,070,096       1,503,981         747,634     3,499,523   1,251,519
                           -----------     ------------     ----------      ----------      ----------   -----------  ----------
  End of period..........  $ 2,149,792     $ 16,122,596     $2,401,682      $  696,538      $1,076,116   $ 2,392,723  $  825,545
                           ===========     ============     ==========      ==========      ==========   ===========  ==========


                            PUTNAM VT
                             VOYAGER
                               FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $    444,335
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (2,339,526)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (13,483,216)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (15,378,407)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     5,402,483
  Net transfers..........    (7,705,462)
  Surrenders for benefit
   payments and fees.....    (3,236,699)
  Net loan activity......      (884,121)
  Cost of insurance......    (3,152,906)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (9,576,705)
                           ------------
  Net increase (decrease)
   in net assets.........   (24,955,112)
NET ASSETS:
  Beginning of period....    62,957,441
                           ------------
  End of period..........  $ 38,002,329
                           ============

  * Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                FUND            FUND            FUND
                            SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................    $    5,748      $    5,280      $   23,352
  Capital gains income...        70,479         301,940         130,972
  Net realized gain
   (loss) on security
   transactions..........         2,021           1,739           2,206
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (150,860)       (444,247)       (222,985)
                             ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (72,612)       (135,288)        (66,455)
                             ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............         3,109          54,844          93,738
  Net transfers..........     1,372,458       2,214,943       3,598,643
  Surrenders for benefit
   payments and fees.....        (3,450)         (1,664)        (29,406)
  Net loan activity......           (35)         (2,240)       (109,490)
  Cost of insurance......       (20,724)        (49,506)        (61,488)
                             ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,351,358       2,216,377       3,491,997
                             ----------      ----------      ----------
  Net increase (decrease)
   in net assets.........     1,278,746       2,081,089       3,425,542
NET ASSETS:
  Beginning of period....       --              --              --
                             ----------      ----------      ----------
  End of period..........    $1,278,746      $2,081,089      $3,425,542
                             ==========      ==========      ==========

  *  Amounts represent from inception, January 16, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                            SUB-ACCOUNT*    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
OPERATIONS:
  Net investment
   income................     $  3,712      $  118,268     $   295,505   $   243,909      $ 1,106,380      $   672,419
  Capital gains income...       29,454          44,350         830,227       385,533        1,928,048          --
  Net realized gain
   (loss) on security
   transactions..........          230          (8,381)        (29,154)      (37,678)         (52,873)         310,416
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (66,029)       (281,459)     (1,993,443)   (1,716,177)      (4,871,446)         227,533
                              --------      ----------     -----------   -----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (32,633)       (127,222)       (896,865)   (1,124,413)      (1,889,891)       1,210,368
                              --------      ----------     -----------   -----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        2,745         392,980       2,061,428       668,228        4,814,717        1,063,733
  Net transfers..........      627,758          33,939         392,974      (144,582)         469,982       (2,309,724)
  Surrenders for benefit
   payments and fees.....       (1,774)       (107,659)       (664,731)     (173,733)      (2,393,948)        (477,203)
  Net loan activity......         (763)        (58,615)       (247,805)     (102,727)        (715,419)        (129,782)
  Cost of insurance......      (10,445)       (162,563)       (948,818)     (285,320)      (2,327,285)        (739,632)
                              --------      ----------     -----------   -----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      617,521          98,082         593,048       (38,134)        (151,953)      (2,592,608)
                              --------      ----------     -----------   -----------      -----------      -----------
  Net increase (decrease)
   in net assets.........      584,888         (29,140)       (303,817)   (1,162,547)      (2,041,844)      (1,382,240)
NET ASSETS:
  Beginning of period....      --            2,876,032      17,658,252     5,262,794       39,571,927       17,376,206
                              --------      ----------     -----------   -----------      -----------      -----------
  End of period..........     $584,888      $2,846,892     $17,354,435   $ 4,100,247      $37,530,083      $15,993,966
                              ========      ==========     ===========   ===========      ===========      ===========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................    $    583,858
  Capital gains income...      25,698,439
  Net realized gain
   (loss) on security
   transactions..........        (418,799)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (32,677,490)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (6,813,992)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............       8,597,604
  Net transfers..........         363,192
  Surrenders for benefit
   payments and fees.....      (3,710,532)
  Net loan activity......      (1,802,010)
  Cost of insurance......      (4,325,693)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (877,439)
                             ------------
  Net increase (decrease)
   in net assets.........      (7,691,431)
NET ASSETS:
  Beginning of period....      95,131,762
                             ------------
  End of period..........    $ 87,440,331
                             ============

  *  Amounts represent from inception, January 16, 2001 to December 31, 2001.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD      HARTFORD       HARTFORD
                           DIVIDEND AND     GLOBAL         GLOBAL
                              GROWTH       ADVISERS       LEADERS
                             HLS FUND      HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT**  SUB-ACCOUNT*
                           ------------  -------------  ------------
OPERATIONS:
  Net investment
   income................  $   413,599     $  1,108       $    973
  Capital gains income...    1,663,003       15,163            358
  Net realized gain
   (loss) on security
   transactions..........      (23,619)     (19,353)        (2,739)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (3,166,145)     (18,047)        (6,291)
                           -----------     --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,113,162)     (21,129)        (7,699)
                           -----------     --------       --------
UNIT TRANSACTIONS:
  Purchases..............    3,184,704       69,702          7,374
  Net transfers..........      612,041      (45,278)       198,004
  Surrenders for benefit
   payments and fees.....   (1,056,181)      (1,399)        (2,919)
  Net loan activity......     (589,270)     (18,252)       (19,701)
  Cost of insurance......   (1,428,318)     (24,595)        (5,775)
                           -----------     --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      722,976      (19,822)       176,983
                           -----------     --------       --------
  Net increase (decrease)
   in net assets.........     (390,186)     (40,951)       169,284
NET ASSETS:
  Beginning of period....   27,182,027      192,517         --
                           -----------     --------       --------
  End of period..........  $26,791,841     $151,566       $169,284
                           ===========     ========       ========

  * Amounts represent from inception, January 16, 2001 to December 31, 2001. ** Formerly Hartford International Advisers HLS Fund Sub-Account. Change
     effective on May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             HARTFORD                                      HARTFORD                                 HARTFORD
                              GLOBAL     HARTFORD GROWTH    HARTFORD     INTERNATIONAL   HARTFORD      HARTFORD     MORTGAGE
                            TECHNOLOGY     AND INCOME         INDEX      OPPORTUNITIES    MIDCAP     MONEY MARKET  SECURITIES
                               HLS          HLS FUND        HLS FUND       HLS FUND      HLS FUND      HLS FUND     HLS FUND
                           SUB-ACCOUNT*    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ---------------  -------------  -------------  -----------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $  --          $  --           $   245,460    $    23,333   $   --       $   912,443   $  172,898
  Capital gains income...      --              34,831          498,043      2,603,388       895,909          288       --
  Net realized gain
   (loss) on security
   transactions..........    (136,301)            101         (432,956)      (101,624)      (77,140)     --               496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (693)       (106,630)      (4,412,581)    (6,692,751)   (1,014,058)     --            48,327
                            ---------      ----------      -----------    -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (136,994)        (71,698)      (4,102,034)    (4,167,654)     (195,289)     912,731      221,721
                            ---------      ----------      -----------    -----------   -----------  -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............       3,421         215,854        3,275,799      2,654,551       898,401   19,405,315      141,932
  Net transfers..........     197,954         385,082       (2,333,867)      (275,274)    2,670,129   (1,032,568)     672,916
  Surrenders for benefit
   payments and fees.....        (159)        (12,485)      (2,084,135)    (1,088,716)     (261,773)  (7,870,327)     (91,358)
  Net loan activity......         323         (18,211)        (438,228)      (269,390)     (175,579)     (79,844)     (15,664)
  Cost of insurance......     (10,972)        (94,074)      (1,594,341)      (889,694)     (413,284)  (1,552,463)    (120,456)
                            ---------      ----------      -----------    -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     190,567         476,166       (3,174,772)       131,477     2,717,894    8,870,113      587,370
                            ---------      ----------      -----------    -----------   -----------  -----------   ----------
  Net increase (decrease)
   in net assets.........      53,573         404,468       (7,276,806)    (4,036,177)    2,522,605    9,782,844      809,091
NET ASSETS:
  Beginning of period....      --             690,713       34,827,351     22,043,710     6,291,045   21,482,808    2,890,331
                            ---------      ----------      -----------    -----------   -----------  -----------   ----------
  End of period..........   $  53,573      $1,095,181      $27,550,545    $18,007,533   $ 8,813,650  $31,265,652   $3,699,422
                            =========      ==========      ===========    ===========   ===========  ===========   ==========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD       HARTFORD     PUTNAM VT
                           SMALL COMPANY     STOCK      DIVERSIFIED
                             HLS FUND       HLS FUND    INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $   --        $    432,372  $  121,165
  Capital gains income...       487,311      4,864,981      --
  Net realized gain
   (loss) on security
   transactions..........       (26,599)    (1,703,673)      8,213
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,130,042)   (12,709,984)    (61,831)
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (669,330)    (9,116,304)     67,547
                            -----------   ------------  ----------
UNIT TRANSACTIONS:
  Purchases..............     1,190,987      7,514,489     226,908
  Net transfers..........     5,934,841     (6,826,810)     (8,559)
  Surrenders for benefit
   payments and fees.....      (236,684)    (2,662,012)    (52,462)
  Net loan activity......      (146,200)    (1,060,204)    (31,909)
  Cost of insurance......      (322,520)    (3,368,962)   (108,909)
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     6,420,424     (6,403,499)     25,069
                            -----------   ------------  ----------
  Net increase (decrease)
   in net assets.........     5,751,094    (15,519,803)     92,616
NET ASSETS:
  Beginning of period....     2,500,774     69,258,084   1,564,984
                            -----------   ------------  ----------
  End of period..........   $ 8,251,868   $ 53,738,281  $1,657,600
                            ===========   ============  ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                            PUTNAM VT                                                                             PUTNAM VT
                           GLOBAL ASSET    PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT    PUTNAM VT   INTERNATIONAL
                            ALLOCATION   GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES  HIGH YIELD     INCOME      GROWTH AND
                               FUND          FUND       INCOME FUND       FUND           FUND         FUND       INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................  $   136,777   $    --        $  926,514     $      659     $1,092,539   $   592,988     $  4,648
  Capital gains income...    1,288,303      6,045,908      646,770        --              --           --            25,438
  Net realized gain
   (loss) on security
   transactions..........      (26,818)      (355,623)     (47,806)       (30,574)         8,937        65,563          137
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,492,152)   (14,778,201)  (5,069,441)      (297,652)      (804,305)       (8,163)    (131,921)
                           -----------   ------------   -----------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,093,890)    (9,087,916)  (3,543,963)      (327,567)       297,171       650,388     (101,698)
                           -----------   ------------   -----------    ----------     ----------   -----------     --------
UNIT TRANSACTIONS:
  Purchases..............      788,787      2,521,565    6,009,706        246,478        953,924       928,351      143,432
  Net transfers..........     (702,713)    (1,676,211)  (2,325,688)       (48,334)       (63,119)      (97,474)     121,898
  Surrenders for benefit
   payments and fees.....     (308,936)      (736,783)  (2,998,627)       (30,895)      (351,187)   (2,254,281)      (3,197)
  Net loan activity......      (98,255)      (332,814)    (913,870)         8,606       (173,897)      (81,657)      (8,146)
  Cost of insurance......     (458,165)    (1,125,232)  (2,777,829)       (97,436)      (475,549)     (407,029)     (35,984)
                           -----------   ------------   -----------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (779,282)    (1,349,475)  (3,006,308)        78,419       (109,828)   (1,912,090)     218,003
                           -----------   ------------   -----------    ----------     ----------   -----------     --------
  Net increase (decrease)
   in net assets.........   (1,873,172)   (10,437,391)  (6,550,271)      (249,148)       187,343    (1,261,702)     116,305
NET ASSETS:
  Beginning of period....   12,764,015     30,730,723   57,727,641      1,585,221      7,467,192     9,791,724      434,614
                           -----------   ------------   -----------    ----------     ----------   -----------     --------
  End of period..........  $10,890,843   $ 20,293,332   $51,177,370    $1,336,073     $7,654,535   $ 8,530,022     $550,919
                           ===========   ============   ===========    ==========     ==========   ===========     ========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL     PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES   INVESTORS
                            GROWTH FUND         FUND            FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -----------
OPERATIONS:
  Net investment
   income................   $    28,043      $  --           $    1,205
  Capital gains income...       877,831         --               --
  Net realized gain
   (loss) on security
   transactions..........       (61,616)        (237,647)       (22,761)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,685,590)        (212,152)      (407,077)
                            -----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,841,332)        (449,799)      (428,633)
                            -----------      -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     1,470,603          251,740        361,660
  Net transfers..........     3,394,928         (818,536)       101,105
  Surrenders for benefit
   payments and fees.....      (333,618)          (5,523)       (25,880)
  Net loan activity......      (112,603)          14,803         (8,502)
  Cost of insurance......      (395,606)         (73,649)      (102,406)
                            -----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,023,704         (631,165)       325,977
                            -----------      -----------     ----------
  Net increase (decrease)
   in net assets.........     2,182,372       (1,080,964)      (102,656)
NET ASSETS:
  Beginning of period....     6,164,464        2,028,353      1,581,335
                            -----------      -----------     ----------
  End of period..........   $ 8,346,836      $   947,389     $1,478,679
                            ===========      ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                                             PUTNAM VT    PUTNAM VT
                            PUTNAM VT        PUTNAM VT       PUTNAM VT       PUTNAM VT      THE GEORGE    UTILITIES     PUTNAM VT
                           MONEY MARKET  NEW OPPORTUNITIES   NEW VALUE    OTC & EMERGING    PUTNAM FUND   GROWTH AND      VISTA
                               FUND            FUND            FUND         GROWTH FUND      OF BOSTON   INCOME FUND      FUND
                           SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------------  -----------  -----------------  -----------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $   96,813     $   --           $   16,587      $  --            $ 16,427    $   132,432   $   --
  Capital gains income...      --             5,921,878         44,629         --              --            224,054      131,378
  Net realized gain
   (loss) on security
   transactions..........      --              (820,198)       (43,030)        (358,618)       (6,446)       (32,279)      (6,104)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --           (17,333,593)        22,791       (1,070,855)       (7,868)    (1,384,614)    (613,292)
                            ----------     ------------     ----------      -----------      --------    -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       96,813      (12,231,913)        40,977       (1,429,473)        2,113     (1,060,407)    (488,018)
                            ----------     ------------     ----------      -----------      --------    -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      237,401        4,099,277        349,103          387,318       190,794        397,571      210,807
  Net transfers..........      807,386       (2,774,853)     1,689,433       (1,427,542)       35,156       (768,756)     335,875
  Surrenders for benefit
   payments and fees.....     (164,497)      (1,417,545)      (113,567)         (60,329)      (13,397)      (129,610)     (24,309)
  Net loan activity......      (40,540)        (736,099)       (22,366)          12,471        (7,355)       (45,837)        (815)
  Cost of insurance......     (150,907)      (1,561,194)      (122,815)        (124,046)      (56,544)      (206,190)     (76,673)
                            ----------     ------------     ----------      -----------      --------    -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      688,843       (2,390,414)     1,779,788       (1,212,128)      148,654       (752,822)     444,885
                            ----------     ------------     ----------      -----------      --------    -----------   ----------
  Net increase (decrease)
   in net assets.........      785,656      (14,622,327)     1,820,765       (2,641,601)      150,767     (1,813,229)     (43,133)
NET ASSETS:
  Beginning of period....    2,382,002       41,251,377      1,249,331        4,145,582       596,867      5,312,752    1,294,652
                            ----------     ------------     ----------      -----------      --------    -----------   ----------
  End of period..........   $3,167,658     $ 26,629,050     $3,070,096      $ 1,503,981      $747,634    $ 3,499,523   $1,251,519
                            ==========     ============     ==========      ===========      ========    ===========   ==========


                            PUTNAM VT
                             VOYAGER
                               FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $     82,289
  Capital gains income...    16,799,298
  Net realized gain
   (loss) on security
   transactions..........      (462,449)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (35,479,810)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (19,060,672)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     6,439,111
  Net transfers..........    (3,277,787)
  Surrenders for benefit
   payments and fees.....    (2,771,157)
  Net loan activity......    (1,525,507)
  Cost of insurance......    (3,292,209)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (4,427,549)
                           ------------
  Net increase (decrease)
   in net assets.........   (23,488,221)
NET ASSETS:
  Beginning of period....    86,445,662
                           ------------
  End of period..........  $ 62,957,441
                           ============

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account VL I ("the Account") is a separate investment account within Hartford Life Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds ("the Funds") as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
     DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the Contracts, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-38 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                             SUM OF        SUM OF
                                           PURCHASES      PROCEEDS
                                            AT COST      FROM SALES
                                          ------------  ------------
American Funds Global Growth Fund.......  $    681,002  $    103,580
American Funds Growth Fund..............     4,474,971       497,976
American Funds Growth-Income Fund.......     5,411,836     1,246,582
American Funds Global Small
 Capitalization Fund....................       353,154       122,124
Fidelity VIP Asset Manager Portfolio....       807,801       640,472
Fidelity VIP Equity-Income Fund.........     2,489,555     2,656,581
Fidelity VIP Overseas Portfolio.........       828,661       789,809
Hartford Advisors HLS Fund..............     4,551,215     4,789,412
Hartford Bond HLS Fund..................    11,579,189     5,265,683
Hartford Capital Appreciation HLS
 Fund...................................     7,527,857     9,094,976
Hartford Dividend and Growth HLS Fund...     7,559,451     5,490,844
Hartford Global Advisers HLS Fund.......       162,713        44,490
Hartford Global Leaders HLS Fund........       644,953       443,698
Hartford Global Technology HLS Fund.....    17,357,992    17,108,820
Hartford Growth and Income HLS Fund.....       498,999       197,940
Hartford Index HLS Fund.................     7,599,983     4,076,828
Hartford International Opportunities HLS
 Fund...................................     1,443,468     3,965,570
Hartford MidCap HLS Fund................     6,081,381     2,362,996
Hartford Money Market HLS Fund..........    42,382,395    38,426,829
Hartford Mortgage Securities HLS Fund...     3,884,040     1,188,137
Hartford Small Company HLS Fund.........     2,745,335     2,565,582
Hartford Stock HLS Fund.................     2,959,986     8,190,214
Putnam VT Diversified Income Fund.......     4,354,226     1,892,827
Putnam VT Global Asset Allocation
 Fund...................................       758,039     4,132,157
Putnam VT Global Equity Fund............       818,323     3,232,748
Putnam VT Growth and Income Fund........     2,681,713     8,718,454
Putnam VT Health Sciences Fund..........       603,210       512,133
Putnam VT High Yield Fund...............     2,226,347     1,627,897
Putnam VT Income Fund...................     4,532,644     5,127,892
Putnam VT International Growth and
 Income Fund............................       893,608       585,181
Putnam VT International Growth Fund.....     8,445,002     8,148,596
Putnam VT International New
 Opportunities Fund.....................       164,771       335,888
Putnam VT Investors Fund................     1,248,911       814,915
Putnam VT Money Market Fund.............     1,144,882     2,162,794
Putnam VT New Opportunities Fund........     1,782,498     4,508,636
Putnam VT New Value Fund................     3,370,135     3,032,604
Putnam VT OTC & Emerging Growth Fund....       325,432       780,420
Putnam VT The George Putnam Fund of
 Boston.................................       559,403       136,056
Putnam VT Utilities Growth and Income
 Fund...................................       335,130       558,769
Putnam VT Vista Fund....................       336,969       404,583
Putnam VT Voyager Fund..................     1,639,991    10,773,852
                                          ------------  ------------
                                          $168,247,171  $166,755,545
                                          ============  ============

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                       UNITS       UNITS     NET INCREASE
FUND                                   ISSUED     REDEEMED    (DECREASE)
----                                 ----------  ----------  ------------
American Funds Global Growth
 Fund..............................   2,549,968   1,800,901      749,067
American Funds Growth Fund.........   9,507,907   3,959,736    5,548,171
American Funds Growth-Income
 Fund..............................   9,528,004   5,186,477    4,341,527
American Funds Global Small
 Capitalization Fund...............   1,103,319     831,337      271,982
Fidelity VIP Asset Manager
 Portfolio.........................   1,892,483   1,860,531       31,952
Fidelity VIP Equity-Income Fund....   8,997,007   9,487,808     (490,801)
Fidelity VIP Overseas Portfolio....   3,319,097   3,328,916       (9,819)
Hartford Advisers HLS Fund.........  14,897,267  15,361,240     (463,973)
Hartford Bond HLS Fund.............  14,795,064  11,852,576    2,942,488
Hartford Capital Appreciation HLS
 Fund..............................  26,807,596  27,396,524     (588,928)
Hartford Dividend and Growth HLS
 Fund..............................  12,035,021  11,701,628      333,393
Hartford Global Advisers HLS
 Fund..............................     255,333     143,781      111,552
Hartford Global Leaders HLS Fund...   1,086,725     827,666      259,059
Hartford Global Technology HLS.....  28,991,921  28,907,864       84,057
Hartford Growth and Income HLS
 Fund..............................   1,123,504     837,743      285,761
Hartford Index HLS Fund............  11,834,612  10,789,923    1,044,689
Hartford International
 Opportunities HLS Fund............  12,727,919  14,505,572   (1,777,653)
Hartford MidCap HLS Fund...........   7,420,285   5,583,492    1,836,793
Hartford Money Market HLS Fund.....  60,254,873  57,968,249    2,286,624
Hartford Mortgage Securities HLS
 Fund..............................   4,168,846   2,782,799    1,386,047
Hartford Small Company HLS Fund....   9,032,826   8,685,539      347,287
Hartford Stock HLS Fund............  17,613,455  19,890,678   (2,277,223)
Putnam VT Diversified Income
 Fund..............................     416,696     252,500      164,196
Putnam VT Global Asset Allocation
 Fund..............................     559,587     753,343     (193,756)
Putnam VT Global Equity Fund.......   1,162,136   1,310,177     (148,041)
Putnam VT Growth and Income Fund...   1,947,930   2,245,141     (297,211)
Putnam VT Health Sciences Fund.....     153,360     146,719        6,641
Putnam VT High Yield Fund..........     566,415     587,977      (21,562)
Putnam VT Income Fund..............     747,875     809,503      (61,628)
Putnam VT International Growth and
 Income Fund.......................     145,355     111,720       33,635
Putnam VT International Growth
 Fund..............................   1,672,846   1,635,409       37,437
Putnam VT International New
 Opportunities Fund................     110,601     133,926      (23,325)
Putnam VT Investors Fund...........     302,724     241,374       61,350
Putnam VT Money Market Fund........   2,865,016   3,564,947     (699,931)
Putnam VT New Opportunities Fund...   1,505,192   1,680,794     (175,602)
Putnam VT New Value Fund...........     469,901     486,932      (17,031)
Putnam VT OTC & Emerging Growth
 Fund..............................     306,035     379,636      (73,601)
Putnam VT The George Putnam Fund of
 Boston............................      95,901      59,167       36,734
Putnam VT Utilities Growth and
 Income Fund.......................     177,121     195,309      (18,188)
Putnam VT Vista Fund...............     135,433     141,771       (6,338)
Putnam VT Voyager Fund.............   2,194,605   2,577,963     (383,358)

_____________________________________ SA-40 ____________________________________

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2002  Lowest contract charges     2,288,253  $ 0.709176   $ 1,622,774        --             0.88%      (14.64)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     1,539,187    0.830793     1,278,746        --             0.91%      (16.92)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
AMERICAN FUNDS GROWTH FUND
  2002  Lowest contract charges     8,175,408    0.598421     4,892,336        --             0.04%      (24.45)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     2,627,237    0.792121     2,081,089        --             0.53%      (20.79)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2002  Lowest contract charges     7,756,755    0.819043     6,353,116        --             1.19%      (18.34)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     3,415,228    1.003020     3,425,542        --             1.49%        0.30%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2002  Lowest contract charges       944,058    0.704466       665,056        --             0.73%      (19.05)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       672,075    0.870271       584,888        --             1.16%      (12.97)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2002  Lowest contract charges     1,619,964    1.636274     2,650,704        --             3.87%       (8.73)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     1,588,011    1.792741     2,846,892        --             4.08%       (4.09)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
FIDELITY VIP EQUITY-INCOME FUND
  2002  Lowest contract charges     7,593,559     1.78289    13,538,480        --             1.75%      (16.95)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     8,084,359    2.146668    17,354,435        --             1.69%       (4.96)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
FIDELITY VIP OVERSEAS PORTFOLIO
  2002  Lowest contract charges     2,938,313  $ 1.108757   $ 3,257,875        --             0.77%      (20.28)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     2,948,132    1.390795     4,100,247        --             5.28%      (21.17)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges    14,309,440    2.190023    31,338,002        --             2.92%      (13.79)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    14,773,413    2.540380    37,530,083        --             2.86%       (4.64)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD BOND HLS FUND
  2002  Lowest contract charges    11,971,950    1.949909    23,344,213        --             4.02%       10.08%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     9,029,461    1.771309    15,993,966        --             4.60%        8.68%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges    23,886,542     2.86878    68,525,233        --             0.62%      (19.70)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    24,475,470    3.572570    87,440,331        --             0.63%       (6.94)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2002  Lowest contract charges    10,602,240    2.237882    23,726,562        --             1.57%      (14.23)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    10,268,846    2.609041    26,791,841        --             1.56%       (4.04)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2002  Lowest contract charges       251,097    0.988953       248,323        --             0.05%       (8.95)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       139,545    1.086141       151,566        --             0.49%       (6.25)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-42 ____________________________________

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges       458,598  $ 0.682881   $   313,168        --             1.20%      (19.51)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       199,539    0.848373       169,284        --             1.26%      (15.16)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2002  Lowest contract charges       156,732    0.452718        70,955        --           --           (38.59)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges        72,675    0.737165        53,573        --           --           (26.28)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges     1,185,677     0.91697     1,087,230        --             0.40%      (24.65)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       899,915    1.216983     1,095,181        --           --            (8.02)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges    10,731,117    2.205769    23,670,365        --             1.20%      (22.45)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     9,686,428    2.844242    27,550,545        --             0.82%      (12.31)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges     9,470,460    1.313864    12,442,897        --             1.91%      (17.93)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    11,248,114    1.600938    18,007,533        --             0.12%      (18.73)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD MIDCAP HLS FUND
  2002  Lowest contract charges     6,188,503    1.737334    10,751,497        --             0.13%      (14.22)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     4,351,711    2.025330     8,813,650        --           --            (3.62)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges    23,026,608  $ 1.529607   $35,221,660        --             1.43%        1.47%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    20,739,985    1.507506    31,265,652        --             3.59%        3.87%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2002  Lowest contract charges     3,520,592    1.874447     6,599,163        --             3.39%        8.15%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     2,134,544    1.733120     3,699,422        --             5.40%        7.50%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD SMALL COMPANY HLS FUND
  2002  Lowest contract charges     6,601,535    0.920563     6,077,129        --           --           (30.23)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     6,254,249    1.319402     8,251,868        --           --           (14.92)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
HARTFORD STOCK HLS FUND
  2002  Lowest contract charges    15,247,361    2.322928    35,418,523        --             0.92%      (24.25)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges    17,524,585    3.066451    53,738,281        --             0.69%      (12.23)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT DIVERSIFIED INCOME FUND
  2002  Lowest contract charges       286,881   14.348324     4,116,263        --             3.79%        6.20%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       122,685   13.510984     1,657,600        --             7.22%        3.82%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2002  Lowest contract charges       343,655   17.760045     6,103,335        --             2.13%      (12.36)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       537,411   20.265402    10,890,843        --             1.16%       (8.35)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-44 ____________________________________

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
PUTNAM VT GLOBAL GROWTH FUND
  2002  Lowest contract charges       906,049  $14.985684   $13,577,762        --             0.32%      (22.16)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     1,054,091   19.251979    20,293,332        --           --           (29.66)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT GROWTH AND INCOME FUND
  2002  Lowest contract charges     1,648,892   21.356598    35,214,733        --             2.42%      (18.79)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     1,946,103   26.297364    51,177,370        --             1.70%       (6.16)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT HEALTH SCIENCES FUND
  2002  Lowest contract charges       117,127    9.649126     1,130,175        --             0.07%      (20.21)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       110,486   12.092641     1,336,073        --             4.71%      (19.53)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT HIGH YIELD FUND
  2002  Lowest contract charges       466,297   15.605782     7,276,931        --            12.68%       (0.54)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       487,858   15.690083     7,654,535        --            13.40%        3.87%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT INCOME FUND
  2002  Lowest contract charges       448,367   18.079459     8,106,227        --             5.37%        8.09%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       509,995   16.725709     8,530,022        --             6.70%        7.53%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2002  Lowest contract charges        89,936    8.447396       759,727        --             0.55%      (13.67)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges        56,302    9.785153       550,919        --             0.98%      (20.67)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
PUTNAM VT INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges       799,946  $ 9.315833   $ 7,452,160        --             1.10%      (17.52)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       739,032   11.294275     8,346,836        --             0.34%      (20.41)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2002  Lowest contract charges        85,655    7.523083       644,391        --             0.92%      (13.46)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       108,980    8.693232       947,389        --           --           (28.52)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT INVESTORS FUND
  2002  Lowest contract charges       226,629    6.827953     1,547,415        --             0.40%      (23.68)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       165,280    8.946510     1,478,679        --             0.08%      (24.61)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT MONEY MARKET FUND
  2002  Lowest contract charges     1,414,143    1.520209     2,149,792        --             1.47%        1.46%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     2,114,074    1.498367     3,167,658        --             3.74%        4.00%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT NEW OPPORTUNITIES FUND
  2002  Lowest contract charges     1,160,569   13.891974    16,122,596        --           --           (30.29)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     1,336,171   19.929373    26,629,050        --           --           (29.99)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT NEW VALUE FUND
  2002  Lowest contract charges       210,324   11.418982     2,401,682        --             5.03%      (15.44)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       227,355   13.503535     3,070,096        --             0.69%        3.61%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

_____________________________________ SA-46 ____________________________________

                                                             CONTRACT                    INVESTMENT
                                                  UNIT        OWNERS'       EXPENSE        INCOME       TOTAL
                                     UNITS     FAIR VALUE#    EQUITY         RATIO*       RATIO**     RETURN***
                                   ----------  -----------  -----------  --------------  ----------  -----------
PUTNAM VT OTC & EMERGING GROWTH FUND
  2002  Lowest contract charges       157,610  $ 4.419389   $   696,538        --           --           (32.06)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       231,210    6.504819     1,503,981        --           --           (45.57)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2002  Lowest contract charges       100,704   10.685893     1,076,116        --             2.31%       (8.57)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges        63,971   11.687147       747,634        --             2.02%        0.74%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2002  Lowest contract charges       159,539    14.99769     2,392,723        --             3.66%      (23.83)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       177,728   19.690377     3,499,523        --             3.19%      (22.15)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT VISTA FUND
  2002  Lowest contract charges       114,266    7.224769       825,545        --           --           (30.38)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges       120,604   10.377065     1,251,519        --           --           (33.40)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
PUTNAM VT VOYAGER FUND
  2002  Lowest contract charges     1,739,584   21.845647    38,002,329        --             0.90%      (26.34)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --
  2001  Lowest contract charges     2,122,941   29.655765    62,957,441        --             0.12%      (22.24)%
        Highest contract charges       --          --           --             --           --           --
        Remaining contract
        charges                        --          --           --             --           --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-47 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                      ------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 (d) of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2003

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------

                                                        2002     2001     2000
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,079   $2,157   $2,109
   Earned premiums and other                              66       94       97
   Net investment income                               1,583    1,495    1,326
   Net realized capital losses                          (288)     (91)     (85)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,440    3,655    3,447
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,766    1,703    1,495
   Insurance expenses and other                          650      622      600
   Amortization of deferred policy acquisition
    costs and present value of future profits            531      566      604
   Dividends to policyholders                             65       68       67
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    3,012    2,959    2,766
 -----------------------------------------------------------------------------
   Income before income tax expense and cumulative
    effect of
    accounting changes                                   428      696      681
   Income tax expense                                      2       44      194
   Income before cumulative effect of accounting
    changes                                              426      652      487
   Cumulative effect of accounting changes, net of
    tax                                                   --       (6)      --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  426   $  646   $  487
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2002       2001
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $23,675 and $18,933)     $ 24,786   $ 19,142
   Equity securities, available for sale, at fair
    value (cost of $137 and $71)                           120         64
   Policy loans, at outstanding balance                  2,895      3,278
   Other investments                                       918      1,136
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     28,719     23,620
 ------------------------------------------------------------------------
   Cash                                                     79         87
   Premiums receivable and agents' balances                 15         10
   Reinsurance recoverables                              1,477      1,215
   Deferred policy acquisition costs and present
    value of future profits                              5,479      5,338
   Deferred income taxes                                  (243)       (11)
   Goodwill                                                186        186
   Other assets                                          1,073        724
   Separate account assets                             105,316    114,261
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $142,101   $145,430
 ------------------------------------------------------------------------
 LIABILITIES
   Reserve for future policy benefits                 $  6,658   $  6,050
   Other policyholder funds                             22,103     18,412
   Other liabilities                                     2,207      1,949
   Separate account liabilities                        105,316    114,261
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    136,284    140,672
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 13
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       2,041      1,806
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                           574        177
     Foreign currency translation adjustments               (1)        (2)
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME        573        175
 ------------------------------------------------------------------------
   Retained earnings                                     3,197      2,771
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      5,817      4,758
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $142,101   $145,430
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                    Accumulated Other
                                                               Comprehensive Income (Loss)
                                                          --------------------------------------
                                                             Net
                                                          Unrealized     Net Gain on
                                                          Capital Gains  Cash Flow     Foreign
                                                          (Losses) on    Hedging       Currency              Total
                                           Common Capital Securities,    Instruments, Translation Retained Stockholder's
                                           Stock  Surplus Net of Tax     Net of Tax   Adjustments Earnings  Equity
                                           ----------------------------------------------------------------------------
                                                                          (In millions)
 2002
 Balance, December 31, 2001                 $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
 Comprehensive income
   Net income                                                                                        426         426
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  349                                              349
   Net gain on cash flow hedging
    instruments                                                               48                                  48
   Cumulative translation adjustments                                                       1                      1
 Total other comprehensive income                                                                                398
   Total comprehensive income                                                                                    824
 Capital contribution from parent                    235                                                         235
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2002   $6    $2,041      $ 463         $111      $    (1)    $3,197      $5,817
                                           ----------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                 $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
 Comprehensive income
   Net income                                                                                        646         646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                  (18)          21                                   3
   Net change in unrealized capital gains
    (losses) on securities (3)                                  116                                              116
   Net gain on cash flow hedging
    instruments                                                               42                                  42
   Cumulative translation adjustments                                                      (2)                    (2)
 Total other comprehensive income                                                                                159
   Total comprehensive income                                                                                    805
 Capital contribution from parent                    761                                                         761
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2001   $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
                                           ----------------------------------------------------------------------------
 2000
 Balance, December 31, 1999                 $6    $1,045      $(255)        $ --      $    --     $1,823      $2,619
 Comprehensive income (loss)
   Net income                                                                                        487         487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  271                                              271
 Total other comprehensive income                                                                                271
   Total comprehensive income (loss)                                                                             758
 Dividends declared                                                                                 (185)       (185)
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2000   $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
                                           ----------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $509, $62 and $147 for the years ended December 31, 2002, 2001 and 2000, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $26 and $23 for the years ended December 31, 2002 and 2001, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax losses realized in net income of $(178), $(43), and $(55) for the years ended December 31, 2002, 2001 and 2000, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------

                                              2002     2001     2000
                                          --------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $    426  $   646  $   487
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  288       91       85
  Cumulative effect of adoption of
   SFAS 133                                     --        3       --
  Cumulative effect of adoption of
   EITF 99-20                                   --        3       --
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                           531      566      604
  Additions to deferred policy
   acquisition costs and present value
   of future profits                          (987)    (975)    (916)
  Depreciation and amortization                 19      (18)     (28)
  Decrease (increase) in premiums
   receivable and agents' balances              (5)       5       14
  Increase (decrease) in other
   liabilities                                 (61)     (84)     375
  Change in receivables, payables, and
   accruals                                      2      (72)      53
  Increase in accrued tax                       76      115       34
  Decrease in deferred income tax               23        7       73
  Increase in future policy benefits           608      871      496
  Decrease (increase) in reinsurance
   recoverables                               (127)      21       32
  Other, net                                  (122)     (74)      24
                                          --------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES       671    1,105    1,333
                                          --------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (12,470)  (9,766)  (5,800)
  Sales of investments                       5,769    4,564    4,230
  Maturity and principal paydowns of
   fixed maturity investments                2,266    2,227    1,521
  Acquisition of Fortis Financial Group         --     (683)      --
  Other                                         --       --        5
                                          --------------------------
  NET CASH USED FOR INVESTING ACTIVITIES    (4,435)  (3,658)     (44)
                                          --------------------------
FINANCING ACTIVITIES
  Capital contributions                        235      761       --
  Dividends paid                                --       --     (185)
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                     3,519    1,825   (1,103)
                                          --------------------------
         NET CASH PROVIDED BY (USED FOR)
                    FINANCING ACTIVITIES     3,754    2,586   (1,288)
                                          --------------------------
  Net increase (decrease) in cash              (10)      33        1
  Impact of foreign exchange                     2       (2)      --
  Cash -- beginning of year                     87       56       55
                                          --------------------------
  Cash -- end of year                     $     79  $    87  $    56
                                          --------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $     (2) $   (69) $   173

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company. In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire. During the third quarter of 2002, Hartford Life became a direct subsidiary of Hartford Holdings, Inc., a direct wholly owned subsidiary of The Hartford.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

(b) USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments and contingencies.

(c) RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

(d) ADOPTION OF NEW ACCOUNTING STANDARDS

In April 2002, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 3.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. Adoption of all other provisions of SFAS No. 142 did not have a material impact on the Company's consolidated financial condition or results of operations. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 7.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(h).)

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of Accounting Principles Board ("APB") Opinion No. 25" ("FIN 44"). FIN 44 clarifies the application of APB Opinion No. 25, "Accounting for Stock Issued to Employee", regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective January 1, 2000, The Hartford adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's consolidated financial condition or results of operations.

(e) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires an enterprise to assess if consolidation of an entity is appropriate based upon its variable economic interests in a variable interest entity (VIE). The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. A direct or indirect ability to make decisions that significantly affect the results of the activities of a VIE is a strong indication that an enterprise has one or both of the characteristics that would require consolidation of the VIE.

FIN 46 is effective for new VIEs established subsequent to January 31, 2003 and for existing VIEs as of July 1, 2003. The Hartford invests in a variety of investment structures that require analysis under this Interpretation, including asset-backed securities, partnerships and certain trust securities and is currently assessing the impact of adopting FIN 46. Based upon a preliminary review, the adoption of FIN 46 is not expected to have a material impact on the Company's financial condition or results of operations as there were no material VIEs identified which would require consolidation. FIN 46 further requires the disclosure of certain information related to VIEs in which the Company holds a significant variable interest. The Company does not believe that it owns any such interests that require disclosure at this time.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying that is related to an asset, liability, or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. See disclosures in Note 2(h), "Other Investment and Risk Management Activities -- Specific Strategies". Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In November 2002, the FASB issued FASB Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- an Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34".
FIN 45 sets forth requirements for disclosures made by a guarantor and valuation of the guarantee for its interim and annual financial statements about its obligations under certain guarantees that it has issued.

On April 1, 1997 Hartford Life Insurance Company entered into a guarantee with Hartford-Comprehensive Employee Benefit Service Company ("CEBSCO"), an affiliate of the Company regarding the financial obligations associated with structured settlement contracts. CEBSCO enters into assignment agreements with unaffiliated companies where structured settlement liabilities are assigned to CEBSCO. CEBSCO purchases an annuity from Hartford

Life Insurance Company to fund the liability and the Company establishes a liability on its balance sheet. The total amount of the Company's exposure under the guarantee is equal to the initial liability established for the annuity contract.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002.

(f) EXPENSING STOCK OPTIONS

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure and Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of that Statement. Under the prospective method, stock-based compensation expense is recognized for awards granted after the beginning of the fiscal year in which the change is made. The modified prospective method recognizes stock-based compensation expense related to new and unvested awards in the year of change equal to that which would have been recognized had SFAS No. 123 been adopted as of its effective date, fiscal years beginning after December 15, 1994. The retrospective restatement method recognizes stock compensation costs for the year of change and restates financial statements for all prior periods presented as though the fair value recognition provisions of SFAS No. 123 had been adopted as of its effective date.

Beginning in January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock compensation on a prospective basis.

Prior to January 2003, the Hartford applied the intrinsic value-based provisions set forth in APB Opinion No. 25. Under the intrinsic value method, compensation expense is determined on the measurement date, that is the first date on which both the number of shares the employee is entitled to receive, and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. For the years ended December 31, 2002, 2001 and 2000, compensation expense related to The Hartford's stock based compensation plans, including non-option plans, was $6, $8 and $23 after-tax, respectively. The expense related to stock-based employee compensation included in the determination of net income for 2002 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123.

(g) INVESTMENTS

The Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share related to the Company's immediate participation guaranteed contracts and the related change in amortization of deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other investments consist primarily of limited partnership investments which are accounted for by the equity method. The Company's net income from partnerships is included in net investment income. Other investments also include mortgage loans carried at amortized cost and derivatives at fair value.

The fair value of securities is based upon quoted market prices when available or broker quotations. Where market prices or broker quotations are not available, management typically estimates the fair value based upon discounted cash flows, applying current interest rates for similar financial instruments with comparable terms and credit quality. The estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security were sold immediately. Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations.

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $(1), $(1) and $(9) for the years ended December 31, 2002, 2001 and 2000, respectively. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include but are not limited to a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the fair value of its securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other than temporary impairment charge is recognized. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(h) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options to manage risk through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions.

The Company also periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

All of the Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/ or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or AOCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other investment and risk management purposes are reported in current period earnings as realized capital gains and losses. As of December 31, 2002, the Company carried $179 of derivative assets in other investments and $78 of derivative liabilities in other liabilities. As of December 31, 2001, the Company carried $113 of derivative assets in other investments and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is evaluated primarily based on regression analysis or the cumulative change in cash flow or fair value, as appropriate. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which effectiveness was lost and prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to The Finance Committee of The Hartford's Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument, is carried at fair value with changes in fair value reported in realized gains and losses.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur, or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S
HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges were immaterial, with the net impact reported as net realized capital gains and losses.

Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2002 and 2001, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $7 and $2, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2002 and 2001, the Company held derivative notional value related to strategies categorized as cash-flow hedges of $2.9 billion and $2.2 billion, respectively. For the years ended December 31, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Ineffectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2002 and 2001, the Company held $2.5 billion and $1.9 billion, respectively, in derivative notional value related to this strategy.

The Company enters into foreign currency swaps to hedge the variability in cash flow associated with certain foreign dominated fixed maturity investments. The foreign currency swap agreements are structured to match the foreign currency cash flows of the foreign dominated fixed maturity investments (i.e. par/notional value, currency, initial cost, maturity date, and payment dates). If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. Notional value of foreign currency swaps at December 31, 2002 and 2001 totaled $386 and $144, respectively.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges were immaterial, with the net impact reported as realized capital gains/ losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2002 and 2001, the Company held $159 and $215, respectively, in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2002 and 2001 the Company held $129 and $149, respectively, in derivative notional value related to this strategy.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

General

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Swap agreements, interest rate cap and floor agreements and option contracts are used to reduce economic risk. Income enhancement and replication transactions include the use of written covered call options, which offset embedded equity call options, total return swaps and synthetic replication of cash market instruments. The change in the value of all derivatives held for other investment and risk management purposes is reported in current period earnings as realized capital gains or losses. For the year ended December 31, 2002 and 2001, the Company recognized after-tax net losses of $7 and $14, respectively (reported as net realized capital gains and losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2002 and 2001, the Company held $3.4 billion and $2.7 billion, respectively in derivative notional value related to strategies categorized as Other Investment and Risk Management Activities.

Specific Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may experience a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2002 and 2001, the Company held $516 in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2002 and 2001, the Company held
$1.4 billion and $1.0 billion in derivative notional value related to this strategy.

Periodically, the Company enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. In assuming this obligation, the Company receives a periodic fee. These contracts obligate the Company to compensate the derivative counterparty in the event of bankruptcy, failure to pay or restructuring, and in return, the company will receive a debt obligation of the referenced entity. The maximum potential future exposure to the Company is the notional value of the swap contracts, which was $49 after tax as of December 31, 2002. The market value of these swaps was immaterial at December 31, 2002. The Company did not transact in credit default swaps in 2001. The term of the credit default swaps range from 3-5 years. The Company also assumes exposure to an asset pool through total return swaps. As of December 31, 2002 and 2001, the maximum potential future exposure to the Company $68 and $10 after tax, respectively. The market value of these swaps at December 31, 2002 and 2001 was a loss of $42 and $51, respectively, which was reported on the balance sheet in Other Liabilities. The term of the total return swaps range from 6 months to 10 years. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2002 and 2001, the Company held $307 and $230, respectively, in derivative notional value related to this strategy.

The Company issues an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company receives a premium for issuing the freestanding option. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value which is expected to be entirely offset by the appreciation in the value of the embedded long option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 2-5 years. At December 31, 2002 and 2001, the Company held $371 and $402, respectively, in derivative notional value related to the written option and held $371 and $402, respectively, of derivative notional value related to the embedded option.

Periodically, in order to mitigate its foreign currency risk, the Company enters into a costless collar strategy. Accordingly, the Company purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. At December 31, 2002, the maximum potential exposure to the Company was $1 after tax. At December 31, 2002 and 2001, the Company held $275 and $0, respectively, in derivative notional value related to this strategy. The term of the options is up to 4 months.

(i) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income.

(j) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. The deferred costs are recorded as an asset commonly referred to as deferred policy acquisition costs ("DAC"). At December 31, 2002 and 2001, the carrying value of the Company's DAC was $5.0 billion and $4.8 billion, respectively.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs") from projected investment, mortality and expense margins and surrender charges. A portion of the DAC amortization is allocated to realized gains and losses. The DAC balance is also adjusted by an amount that represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized amounts been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its estimated gross profits to determine if actual experience or other evidence suggests that earlier estimates should be revised. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and variable life insurance businesses. The average long-term rate of assumed separate account fund performance used in estimating gross profits for the variable annuity and variable life business was 9% at December 31, 2002 and 2001. For all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5% to 8.5% for the years ended December 31, 2002 and 2001.

Due to the increased volatility and precipitous decline experienced by the U.S. equity markets in 2002, the Company enhanced its DAC evaluation process during the course of the year. The Company developed sophisticated modeling capabilities, which allowed it to run 250 stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a reasonable range of estimates for the present value of future gross profits. This range is then compared to the present value of future gross profits currently utilized in the DAC amortization model. As of December 31, 2002, the current estimate falls within the reasonable range, and therefore, the Company does not believe there is evidence to suggest a revision to the EGPs is necessary.

Additionally, the Company has performed various sensitivity analyses with respect to separate account fund performance to provide an indication of future separate account fund performance levels, which could result in the need to revise future EGPs. The Company has estimated that a revision to the future EGPs is unlikely in 2003 in the event that the separate account fund performance meets or exceeds the Company's long-term assumption of 9% and that a revision is likely if the overall separate account fund performance is negative for the year. In the event that separate account fund performance falls between 0% and 9% during 2003, the Company will need to evaluate the actual gross profits versus the mean EGPs generated by the stochastic DAC analysis and determine whether or not to make a revision to the future EGPs. Factors that will influence this determination include the degree of volatility in separate account fund performance, when during the year performance becomes negative and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index, although no assurance can be provided that this correlation will continue in the future.

Should the Company change its assumptions utilized to develop EGPs (commonly referred to as "unlocking") the Company would record a charge (or credit) to bring its DAC balance to the level it would have been had EGPs been calculated using the new assumptions from the date of each policy. The Company evaluates all critical assumptions utilized to develop EGPs (e.g. lapse, mortality) and will make a revision to future EGPs to the extent that actual experience is significantly different than expected.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' money held in the separate accounts is invested in the equity market.

(k) RESERVE FOR FUTURE POLICY BENEFITS

Hartford Life establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are state at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

(l) OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $20.6 billion and $14.9 billion, as of December 31, 2002 and 2001, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(m) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(n) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

(o) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 8% and 17% as of December 31, 2002, 2001 and 2000, respectively, of total life insurance in force. Dividends to policyholders were $65, $68 and $67 for the years ended December 31, 2002, 2001 and 2000, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

(p) REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

(q) INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. SALE OF SUDAMERICANA
HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

5. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                               For the years ended
                                                                   December 31,
                                                              ----------------------
                                                               2002    2001    2000
                                                              ----------------------
Interest income from fixed maturities                         $1,235  $1,105  $  959
Interest income from policy loans                                251     304     305
Income from other investments                                    114      99      75
                                                              ----------------------
Gross investment income                                        1,600   1,508   1,339
Less: Investment expenses                                         17      13      13
                                                              ----------------------
                                       NET INVESTMENT INCOME  $1,583  $1,495  $1,326
                                                              ----------------------

(b) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002   2001    2000
                                                              ---------------------
Fixed maturities                                              $(285)  $(52)  $(106)
Equity securities                                                (4)   (17)      3
Real estate and other                                            --    (23)      9
Change in liability to policyholders for net realized
 capital gains                                                    1      1       9
                                                              ---------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)  $(288)  $(91)  $ (85)
                                                              ---------------------

(c) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                              For the years ended
                                                                  December 31,
                                                              --------------------
                                                               2002   2001   2000
                                                              --------------------
Gross unrealized capital gains                                 $  2    $ 1    $ 2
Gross unrealized capital losses                                 (19)    (8)    (5)
                                                              --------------------
Net unrealized capital gains (losses)                           (17)    (7)    (3)
Deferred income taxes and other items                            (6)    (1)    (1)
                                                              --------------------
Net unrealized capital gains (losses), net of tax               (11)    (6)    (2)
Balance -- beginning of year                                     (6)    (2)     5
                                                              --------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES   $ (5)   $(4)   $(7)
                                                              --------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002    2001   2000
                                                              ---------------------
Gross unrealized capital gains                                $1,389   $ 514  $ 269
Gross unrealized capital losses                                 (278)   (305)  (231)
Unrealized capital (gains) losses credited to policyholders      (58)    (24)   (10)
                                                              ---------------------
Net unrealized capital gains (losses)                          1,053     185     28
Deferred income taxes and other items                            579      65     10
                                                              ---------------------
Net unrealized capital gains (losses), net of tax                474     120     18
Balance -- beginning of year                                     120      18   (260)
                                                              ---------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES  $  354   $ 102  $ 278
                                                              ---------------------

(e) FIXED MATURITY INVESTMENTS

                                                                       As of December 31, 2002
                                                              ------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized   Fair
                                                                Cost       Gains       Losses     Value
                                                              ------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   255     $    9      $  --     $   264
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      2,063         64         (2)      2,125
States, municipalities and political subdivisions                   27          4         (1)         30
International governments                                          422         43         (1)        464
Public utilities                                                 1,160         70        (29)      1,201
All other corporate, including international                    11,094        822       (128)     11,788
All other corporate -- asset backed                              7,152        348       (100)      7,400
Short-term investments                                             940          1         --         941
Certificates of deposit                                            561         28        (17)        572
Redeemable preferred stock                                           1         --         --           1
                                                              ------------------------------------------
                                      TOTAL FIXED MATURITIES   $23,675     $1,389      $(278)    $24,786
                                                              ------------------------------------------

                                                                        As of December 31, 2001
                                                              --------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized    Fair
                                                                Cost       Gains       Losses      Value
                                                              --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      1,179        26          (3)       1,202
States, municipalities and political subdivisions                   44         4          (1)          47
International governments                                          312        18          (3)         327
Public utilities                                                   994        14         (26)         982
All other corporate, including international                     8,829       283        (146)       8,966
All other corporate -- asset backed                              5,816       142        (104)       5,854
Short-term investments                                           1,008        --          --        1,008
Certificates of deposit                                            503        12         (20)         495
Redeemable preferred stock                                           1        --          --            1
                                                              --------------------------------------------
                                      TOTAL FIXED MATURITIES   $18,933      $514       $(305)     $19,142
                                                              --------------------------------------------

The amortized cost and fair value of fixed maturity investments as of December 31, 2002 by contractual maturity year are shown below. Estimated maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                              Amortized    Fair
                                                                Cost       Value
                                                              --------------------
MATURITY
One year or less                                               $ 3,032    $ 3,051
Over one year through five years                                 9,166      9,479
Over five years through ten years                                6,325      6,708
Over ten years                                                   5,152      5,548
                                                              --------------------
                                                       TOTAL   $23,675    $24,786
                                                              --------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $5.6 billion, $4.6 billion and $3.0 billion, gross realized capital gains of $117, $82 and $29, and gross realized capital losses of $60, $44 and $109, respectively. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $11, $42 and $15, respectively. There were no realized gains on sales of equity securities for the years ended December 31, 2002 and 2001. Sales of equity security investments for the year ended
December 31, 2000 resulted in gross realized capital gains of $5. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in gross realized capital losses of $3, $17 and $2, respectively.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $6.5 billion at December 31, 2002 and $5.1 billion at December 31, 2001.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2002 and 2001 by derivative type and strategy is as follows:

                                                                                      BY DERIVATIVE TYPE
                                                             --------------------------------------------------------------------
                                                             December 31, 2001                 Maturities/     December 31, 2002
                                                              Notional Amount    Additions  Terminations (1)    Notional Amount
                                                             --------------------------------------------------------------------
        Caps                                                       $  577         $   --           $ 20              $  557
        Floors                                                        295             --             20                 275
        Swaps/Forwards                                              3,302          1,694            462               4,534
        Futures                                                        77            110            187                  --
        Options                                                       894            438            229               1,103
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

                                                                                         BY STRATEGY
                                                             --------------------------------------------------------------------
        Liability                                                  $  677         $   --           $ --              $  677
        Anticipatory                                                   77            110            187                  --
        Asset                                                       4,251          2,132            731               5,652
        Portfolio                                                     140             --             --                 140
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

    (1) During 2002, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2002 and 2001, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2002 and 2001 were as follows:

                                                                      2002             2001
                                                                 --------------------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored)                                                $           --   $             1
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored -- asset backed                                              8                --
                                                                 --------------------------------
                                                                 $            8   $             1
                                                                 --------------------------------

At December 31, 2002 and 2001, Hartford Life Insurance Company had accepted collateral consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $407 and $148, respectively. At December 31, 2002 and 2001, only cash collateral of $173 and $89, respectively, was invested and recorded on the balance sheet in fixed maturities and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2002 and 2001. As of December 31, 2002 and 2001 all collateral accepted was held in separate custodial accounts.

6. FAIR VALUE OF FINANCIAL INSTRUMENTS
SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                                    2002               2001
                                                              ------------------------------------
                                                              Carrying   Fair    Carrying   Fair
                                                               Amount    Value    Amount    Value
                                                              ------------------------------------
ASSETS
  Fixed maturities                                            $24,786   $24,786  $19,142   $19,142
  Equity securities                                               120       120       64        64
  Policy loans                                                  2,895     2,895    3,278     3,278
  Other investments                                               918       918    1,136     1,136
LIABILITIES
  Other policyholder funds (1)                                 16,266    16,566   15,648    15,514
                                                              ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

7. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.

The following tables show net income for the years ended December 31, 2002, 2001 and 2000, with the 2001 and 2000 periods adjusted for goodwill amortization recorded.

                                                              2002  2001  2000
                                                              ----------------
NET INCOME
  Income before cumulative effect of accounting changes       $426  $652  $487
  Goodwill amortization, net of tax                             --     4    --
                                                              ----------------
  Adjusted income before cumulative effect of accounting
   changes                                                     426   656   487
  Cumulative effect of accounting changes, net of tax           --    (6)   --
                                                              ----------------
                                         ADJUSTED NET INCOME  $426  $650  $487
                                                              ----------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                       2002                    2001
                                                              ----------------------------------------------
                                                                        Accumulated             Accumulated
                                                              Carrying      Net       Carrying      Net
                                                               Amount   Amortization   Amount   Amortization
                                                              ----------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                               $525        $80         $568        $37
                                                              ----------------------------------------------

Net amortization expense for the years ended December 31, 2002, 2001 and 2000 was $43, $37 and $0, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
--------------------------------------------------------------------
2003                                                              $42
2004                                                              $39
2005                                                              $36
2006                                                              $34
2007                                                              $31
--------------------------------------------------------------------

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $105.3 billion and $114.3 billion at December 31, 2002 and 2001, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $93.8 billion and $104.2 billion at December 31, 2002 and 2001, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $11.5 and $10.1 billion at December 31, 2002 and 2001, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $384 and $575 at December 31, 2002 and 2001, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $1.2 billion and $1.3 billion in 2002, 2001 and 2000, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.3% and 6.4% as of December 31, 2002 and 2001, respectively. The assets that support these liabilities were comprised of $11.1 billion and $9.8 billion in fixed maturities at December 31, 2002 and 2001, respectively, and $385 and $234 of other invested assets at December 31, 2002 and 2001, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $135 and $37 in carrying value and $3.6 billion and $3.2 billion in notional amounts as of December 31, 2002 and 2001, respectively.

9. STATUTORY RESULTS

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Statutory net income (loss)                                     $ (305)     $ (485)     $  283
                                                              ----------------------------------
Statutory capital and surplus                                   $2,354      $2,412      $1,972
                                                              ----------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2003, without prior regulatory approval, is estimated to be $235.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus in 2001.

10. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $10, $11 and $5 in 2002, 2001 and 2000, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2002, 2001 and 2000.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5, $6 and $5 in 2002, 2001 and 2000, respectively.

11. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2002, Hartford Life had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2002, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Gross premiums                                                  $2,815      $3,152      $2,885
Reinsurance assumed                                                 45          79          44
Reinsurance ceded                                                 (715)       (980)       (723)
                                                              ----------------------------------
                                       NET RETAINED PREMIUMS    $2,145      $2,251      $2,206
                                                              ----------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company is currently in arbitration with one of its reinsurers related to this reinsurance (see further discussion in Note 13(a)).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $670, $693 and $578 for the years ended December 31, 2002, 2001 and 2000, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $96, $178 and $101 in 2002, 2001 and 2000, respectively, and accident and health premium of $373, $418 and $429, respectively, to HLA.

12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 1%, 6% and 28% in 2002, 2001 and 2000, respectively.

Income tax expense (benefit) is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                2002        2001         2000
                                                              ----------------------------------
Current                                                          $ 4        $(202)       $121
Deferred                                                          (2)         246          73
                                                              ----------------------------------
                                          INCOME TAX EXPENSE     $ 2        $  44        $194
                                                              ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Tax provision at the U.S. federal statutory rate                 $150        $244        $238
Tax preferred investments                                         (63)        (60)        (24)
IRS audit settlement (See Note 13(c))                             (76)         --         (24)
Tax adjustment (See Note 13(c))                                    --        (144)         --
Foreign related investments                                        (6)         --          --
Other                                                              (3)          4           4
                                                              ----------------------------------
                                                       TOTAL     $  2        $ 44        $194
                                                              ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                     2001        2000
                                                              ------------------------
Tax basis deferred policy acquisition costs                          $ 699       $ 737
Financial statement deferred policy acquisition costs and
 reserves                                                             (724)       (494)
Employee benefits                                                        7          12
Net unrealized capital losses (gains) on securities                   (422)        (95)
Net operating loss carryforward/Minimum tax credits                    249          64
Investments and other                                                  (52)       (235)
                                                              ------------------------
                                                       TOTAL         $(243)      $ (11)
                                                              ------------------------

Hartford Life Insurance Company had a current tax receivable of $89 and $144 as of December 31, 2002 and 2001, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2002.

13. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against the Company and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16.

The Company and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-appealed the pretrial dismissal of its patent infringement claim. The Company's management, based on the advice of its legal counsel, believes that there is a substantial likelihood that the judgment will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcomes of this litigation, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life Insurance Company and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

The Company is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although the Company believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to the Company's statutory surplus and capital and potentially increase the death benefit costs incurred by the Company in the future. The arbitration hearing was held during the fourth quarter of 2002, but no decision has been rendered.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $15 and $15 in 2002, 2001 and 2000, respectively. Future minimum rental commitments are as follows:

2003                                                             $16
2004                                                              16
2005                                                              16
2006                                                              16
2007                                                              16
Thereafter                                                        32
                                                                 ---
                                                       TOTAL     $112
                                                                 ---

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10, $11 and $11 in 2002, 2001 and 2000, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). Throughout the audit of the 1996-1997 years, the Company and the IRS have been engaged in an ongoing dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60. Furthermore, for tax year 2002, this amount was $63. During 2000, the Company had recorded a $24 tax benefit as a result of a final settlement with the IRS on different aspects of the Company's share of the dividends-received deduction for the 1993-1995 tax years.

Earlier in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other items, and will adjust its estimate of the probable outcome of these issues as developments warrant. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2002, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $205. These capital commitments can be called by the partnerships during the commitment period (on average, 3-6 years) to fund working capital needs or the purchase of new investments. If the commitment period expires and has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment, but may elect to do so.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
TOTAL REVENUES
  Investment Products                                          $  2,185    $  2,114    $  2,068
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
  Other                                                            (195)         50          69
                                                              ----------------------------------
                                              TOTAL REVENUES   $  3,440    $  3,655    $  3,447
                                                              ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                          $  1,057    $    867    $    724
  Individual Life                                                   223         204         142
  COLI                                                              277         352         366
  Other                                                              26          72          94
                                                              ----------------------------------
                                 TOTAL NET INVESTMENT INCOME   $  1,583    $  1,495    $  1,326
                                                              ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND PVP
  Investment Products                                          $    385    $    413    $    477
  Individual Life                                                   146         153         127
  COLI                                                               --          --          --
  Other                                                              --          --          --
                                                              ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS                               $    531    $    566    $    604
                                                              ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                          $     87    $    111    $    150
  Individual Life                                                    59          54          38
  COLI                                                               14          17          19
  Other                                                            (158)       (138)        (13)
                                                              ----------------------------------
                                    TOTAL INCOME TAX EXPENSE   $      2    $     44    $    194
                                                              ----------------------------------
NET INCOME (LOSS)
  Investment Products                                          $    343    $    375    $    354
  Individual Life                                                   116         106          70
  COLI                                                               31          36          35
  Other                                                             (64)        129          28
                                                              ----------------------------------
                                            TOTAL NET INCOME   $    426    $    646    $    487
                                                              ----------------------------------
ASSETS
  Investment Products                                          $ 96,865    $106,497    $106,553
  Individual Life                                                 8,173       9,248       6,558
  COLI                                                           30,326      26,835      23,384
  Other                                                           6,737       2,853       2,340
                                                              ----------------------------------
                                                TOTAL ASSETS   $142,101    $145,433    $138,835
                                                              ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                       $  1,364    $  1,392    $  1,447
    Other                                                           821         722         621
                                                              ----------------------------------
                                   TOTAL INVESTMENT PRODUCTS      2,185       2,114       2,068
                                                              ----------------------------------
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
                                                              ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis
Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2002 AND 2001 (UNAUDITED)

                                                                                Three Months Ended
                                                                                            September     December
                                                                March 31,     June 30,         30,           31,
                                                               -----------------------------------------------------
                                                               2002   2001   2002   2001   2002   2001   2002   2001
                                                               -----------------------------------------------------
Revenues                                                       $913   $879   $814   $931   $826   $917   $887   $928
Benefits, claims and expenses                                   736    685    756    746    747    759    773    769
Net income                                                      132    135     57    129    146    265     91    117
                                                               -----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

         (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (b)  Not Applicable.

         (c)  Principal Underwriting Agreement.(2)

         (d)  Form of Flexible Premium Variable Life Insurance Policy.(3)

         (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

         (f) Certificate of Incorporation of Hartford(4) and Bylaws of Hartford.(5)

         (g)  Contracts of Reinsurance.(6)

         (h)  Form of Participation Agreement.(6)

         (i)  Not Applicable.

         (j)  Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l)  Not Applicable.

         (m)  Not Applicable.

         (n)  (1) Consent of Deloitte & Touche LLP.

         (n)  (2) Consent of Arthur Andersen LLP.(7)

         (o)  No financial statement will be omitted.

         (p)  Not Applicable.

         (q)  Memorandum describing transfer and redemption procedures.(1)

         (r)  Copy of Power of Attorney.

         (s)  Organizational Chart.(8)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(3) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-94617, on January 13, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(7) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, filed on April 7, 2003.

Item 28.  Officers and Directors.

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President & Chief Financial Officer
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Lois W. Grady                                Executive Vice President
-------------------------------------------- ------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Senior Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Joseph J. Noto                               Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President and Assistant General Counsel
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a)  involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I
              Hartford Life Insurance Company - Separate Account VL II
              Hartford Life Insurance Company - ICMG Secular Trust Separate Account
              Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
              Hartford Life and Annuity Insurance Company - Separate Account VL
              I
              Hartford Life and Annuity Insurance Company - Separate Account VL
              II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                    POSITIONS AND OFFICES
                  NAME                                 WITH UNDERWRITER
                  ----                              ---------------------
              David A. Carlson                 Vice President
              Timothy M. Fitch                 Senior Vice President & Actuary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President, Director
              Joseph F. Mahoney                Vice President
              Thomas M. Marra                  President and Chief Executive Officer,
                                               Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                               Corporate Secretary, Director
              John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 11th day of June, 2003.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By: Thomas M. Marra*                                 *By: /s/ Marianne O'Doherty
    ---------------------------------------------          ---------------------
    Thomas M. Marra, President, Chief Executive               Marianne O'Doherty
    Officer and Chairman of the Board*                        Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra*
    ---------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President &
     Chief Financial Officer*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Senior Vice President &
     Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,          *By: /s/ Marianne O'Doherty
     Director*                                            ----------------------
John C. Walters, Executive Vice President,                    Marianne O'Doherty
     Director*                                                Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                       Date: June 11, 2003
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*



333-94617

                                  Exhibit Index


1.2 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.3  Consent of Deloitte & Touche LLP.

1.4  Copy of Power of Attorney.